[LOGO]FIRST AMERICAN FUNDS(TM)

2002
ANNUAL REPORT

MONEY MARKET
FUNDS

Class A, Class B, and Class C Shares



OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.


OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS

ON THE COVER


OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


TABLE OF CONTENTS


Message to Shareholders                              1

Report of Independent Auditors                       3

Schedule of Investments                              4

Statements of Assets and Liabilities                16

Statements of Operations                            19

Statements of Changes in Net Assets                 20

Financial Highlights                                22

Notes to Financial Statements                       30

Notice to Shareholders                              36



OUR FUND FAMILY

HIGHER RISK AND RETURN POTENTIAL

SECTOR FUNDS

INTERNATIONAL FUNDS

SMALL CAP FUNDS

MID CAP FUNDS

LARGE CAP FUNDS

INDEX FUNDS

GROWTH & INCOME FUNDS

ASSET ALLOCATION FUNDS

INCOME FUNDS

TAX FREE INCOME FUNDS

MONEY MARKET FUNDS

     -    GOVERNMENT OBLIGATIONS FUND

     -    OHIO TAX FREE OBLIGATIONS FUND

     -    PRIME OBLIGATIONS FUND

     -    TAX FREE OBLIGATIONS FUND

     -    TREASURY OBLIGATIONS FUND

     -    TREASURY RESERVE FUND

LOWER RISK AND RETURN POTENTIAL


AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

[GRAPHIC]

MESSAGE TO SHAREHOLDERS  November 15, 2002

DEAR SHAREHOLDERS:

In these times of challenges and uncertainty that affect nearly all investors, we want to thank you for the confidence you've shown in the First American Funds family. Although this past year has been a trying time for many of us, with numerous obstacles thrown in our path, our commitment to your financial success is stronger than ever.

We continue to put the full extent of our resources and capabilities to work for your benefit, which includes better focusing those resources to serve your needs. One way we have accomplished this goal is by merging funds with similar investment objectives within our fund family. This has enabled us to add new products to better serve your needs with existing resources. We also continue to make advancements to our website, firstamericanfunds.com, a valuable tool for your investing needs.

The importance of a diversified portfolio is as imperative now as it ever has been. At First American Funds, we provide a wide variety of investment vehicles to fit your investing needs, including the addition of new products to our existing line-up. This past year we added three new funds: the Ohio Tax Free Fund, which has an objective of providing income generally exempt from both state of Ohio and federal income tax; the Short Tax Free Fund, which has an objective of providing current income exempt from federal income tax to the extent consistent with preservation of capital; and the Intermediate Government Bond Fund, which has an objective of providing current income that is exempt from state income tax, to the extent consistent with preservation of capital. In addition, to help those of you working hard to save for college education for yourselves, your children, or your grandchildren, First American funds are now offered in a tax-advantaged 529 college savings plan. By continuing to make improvements such as these, we strive to provide answers to your ever-changing financial needs.

We invite you to take a few minutes to review the results of the past year and the associated comments on the performance of the markets and your funds in the pages of this annual report. Once again, thank you for your support of the First American family of funds.

Sincerely,

/s/ Virginia L. Stringer                  /s/ Thomas S. Schreier, Jr.               /s/ Mark Jordahl
--------------------------                ----------------------------              ----------------------------
VIRGINIA L. STRINGER                      THOMAS S. SCHREIER, JR.                   MARK JORDAHL

CHAIRPERSON OF THE BOARD                  PRESIDENT                                 VICE PRESIDENT, INVESTMENTS
FIRST AMERICAN FUNDS, INC.                FIRST AMERICAN FUNDS, INC.                FIRST AMERICAN FUNDS, INC.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Funds, Inc. (comprised of the Government Obligations, Ohio Tax Free Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and Treasury Reserve Funds) (the "Funds") as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Government Obligations, Prime Obligations, Tax Free Obligations and Treasury Obligations Funds for the periods presented through September 30, 1998, were audited by other auditors whose report dated November 13, 1998 expressed an unqualified opinion on those financial highlights. The statements of changes in net assets and financial highlights of the Ohio Tax Free Obligations and Treasury Reserve Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 7, 2000, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Funds, Inc. at September 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
October 30, 2002

SCHEDULE OF INVESTMENTS September 30, 2002

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                   PAR (000)             VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.0%
FFCB
    1.654%, 10/25/02 (A)                       $ 55,000            $    54,998
    2.250%, 11/01/02 (B)                         20,000                 20,002
    6.250%, 12/02/02 (B)                         52,000                 52,349
    4.450%, 12/04/02                              2,000                  2,008
    2.380%, 05/22/03                              9,440                  9,295
    5.850%, 05/28/03                              5,500                  5,621
    4.250%, 07/01/03                             10,000                 10,123
    3.125%, 10/01/03                             15,000                 15,197
FHLB
    1.727%, 10/01/02 (A)                         50,000                 49,988
    1.673%, 10/17/02 (A) (B)                    100,000                 99,990
    1.650%, 10/21/02 (A)                         50,000                 49,983
    1.680%, 10/21/02 (A)                         50,000                 49,986
    1.690%, 10/21/02 (A) (B)                    100,000                 99,970
    6.375%, 11/15/02 (B)                         30,000                 30,142
    5.000%, 02/14/03                             15,000                 15,157
    7.000%, 02/14/03 (B)                         20,000                 20,360
    5.000%, 02/28/03                             25,000                 25,267
    2.830%, 04/21/03                             10,000                 10,005
    2.375%, 06/12/03                             10,000                  9,995
    1.625%, 08/12/03                             15,000                 14,971
    4.125%, 08/15/03                             13,380                 13,646
    5.125%, 09/15/03                             15,000                 15,464
FHLMC
    6.250%, 10/15/02 (B)                         25,000                 25,035
    2.150%, 11/07/02                             32,008                 31,937
    2.220%, 01/02/03                             30,000                 29,828
    2.210%, 02/27/03                             20,000                 19,817
    4.750%, 03/15/03                             15,000                 15,132
    2.750%, 03/27/03                             25,000                 24,662
    1.620%, 08/14/03                             25,000                 24,650
FNMA
    1.700%, 10/01/02 (A)                         75,000                 74,996
    1.700%, 10/01/02 (A) (B)                     50,000                 49,996
    1.753%, 10/01/02 (A) (B)                    100,000                 99,993
    1.798%, 10/01/02 (A)                         75,000                 74,999
    2.160%, 11/29/02                             20,000                 19,929
    1.690%, 12/24/02                             75,000                 74,704
    2.600%, 03/07/03 (B)                         30,000                 29,662
    2.000%, 06/27/03                             50,000                 49,253
    2.000%, 07/30/03                             50,000                 50,000
SLMA
   2.390%, 05/15/03                              10,000                  9,850
    2.250%, 07/02/03                             10,000                  9,999
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,388,959)                                                1,388,959
                                                                   -----------
REPURCHASE AGREEMENTS - 46.9%
CS First Boston
  1.940%, dated 9/30/02, matures
  10/1/02, repurchase price
  $500,026,944 (collateralized by U.S.
  Treasury Obligations: total market
  value $509,166,372)                          $500,000             $  500,000
Goldman Sachs
  1.930%, dated 9/30/02, matures
  10/1/02, repurchase price
  $400,021,444 (collateralized by U.S.
  Treasury Obligations: total market
  value $407,606,626)                           400,000                400,000
Lehman Brothers
  1.910%, dated 9/30/02, matures
  10/1/02, repurchase price
  $125,006,632 (collateralized by U.S.
  Treasury Obligations: total market
  value $125,518,449)                           125,000                125,000
UBS Warburg
  1.930%, dated 9/30/02, matures
  10/1/02, repurchase price
  $205,597,022 (collateralized by U.S.
  Treasury Obligations: total market
  value $207,961,705)                           205,586                205,586
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,230,586)                        1,230,586
                                                                   -----------
TOTAL INVESTMENTS - 99.9%
    (Cost $2,619,545)                                                2,619,545
                                                                   -----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                 1,498
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                           $2,621,043
                                                                   -----------

(A) Variable Rate Security - The rate reported is the rate in effect as of September 30, 2002. The date shown is the next reset date.

(B) This security or a portion of this security is out on loan at September 30, 2002. Total loaned securities had a market value of $527,500,145 at September 30, 2002. See the Notes to Financial Statements for more information.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

SLMA - Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

OHIO TAX FREE OBLIGATIONS FUND

DESCRIPTION                                   PAR (000)/SHARES        VALUE (000)
---------------------------------------------------------------------------------
OHIO SHORT-TERM MUNICIPALS - 94.9%
CITY & COUNTY GENERAL OBLIGATIONS - 12.5%
Butler County, Ohio
    2.250%, 11/15/02                            $    2,000               $  2,002
Columbus, Ohio (SPA - West Deutsche
  Landesbank)
    1.600%, 10/07/02 (A)                             2,700                  2,700
Dublin, Ohio City School District
    1.850%, 11/14/02                                 1,500                  1,500
Springfield, Ohio City School District
    (INS: FGIC)
    4.000%, 12/01/02                                 1,100                  1,104
                                                                         --------
                                                                            7,306
                                                                         --------
EDUCATIONAL REVENUE - 17.5%
ABN AMRO Munitops Certificates Trust,
  Westerville Ohio County School (INS: MBIA)
    1.700%, 10/07/02  (A)(B)                         1,900                  1,900
Mahoning County, Ohio, Youngstown
  University (LOC: Banc One)
    1.650%, 10/07/02 (A)                             2,540                  2,540
Ohio State University General Receipts
    1.580%, 10/07/02 (A)                             1,270                  1,270
Ohio State University Revenue
    5.400%, 12/01/02                                 1,500                  1,510
University of Cincinnati, Ohio General
  Receipts
    2.100%, 03/19/03                                 3,000                  3,008
                                                                         --------
                                                                           10,228
                                                                         --------
HEALTHCARE REVENUE - 29.5%
Cuyahoga County, Ohio, Hospital Revenue,
  Cleveland Clinic (LOC: Morgan Guaranty)
    1.650%, 10/07/02 (A)                             1,820                  1,820
Franklin County Hospital Revenue, U.S. Health
  Corp. of Columbus (LOC: Morgan Guaranty)
    1.700%, 10/07/02 (A)                             2,610                  2,610
Hamilton County, Ohio, Hospital
  Facilities (INS: MBIA)
    1.650%, 10/07/02 (A)                             1,270                  1,270
Lucas County, Ohio, Health Care Facilities
  Revenue (LOC: Keybank)
    1.700%, 10/07/02 (A)                             2,700                  2,700
Miami County Hospital (LOC: National
  Australia Bank, NY)
    1.900%, 10/07/02 (A)(B)                          4,480                  4,480
Middleburg Heights Hospital Improvement
  Revenue (LOC: Keybank)
    1.700%, 10/07/02 (A)                             2,500                  2,500
Summit County, Ohio, Port Authority, Summa
  Health Systems Hospital (LOC: Fifth
  Third Bancorp)
    1.650%, 10/03/02 (A)                             1,800                  1,800
                                                                         --------
                                                                           17,180
                                                                         --------
MISCELLANEOUS REVENUE - 18.3%
Cleveland Ohio, Income Tax Revenue
  (INS: AMBAC)
    1.673%, 10/07/02 (A)                        $    2,751                $ 2,751
Hamilton County, Ohio, Economic
  Development Revenue
    1.690%, 10/07/02 (A)                             2,000                  2,000
Montgomery County, Ohio, Economic
  Development Revenue (LOC: National City)
    1.750%, 10/07/02 (A)                             5,930                  5,930
                                                                         --------
                                                                           10,681
                                                                         --------

STATE GENERAL OBLIGATIONS - 1.8%
Ohio State
    5.450%, 09/01/03                                 1,000                  1,036
                                                                         --------

WATER/POLLUTION CONTROL REVENUE - 15.3%
Cleveland Ohio Waterworks Revenue
    4.500%, 01/01/03                                 1,500                  1,509
Columbus, Ohio Sewer Revenue
    1.700%, 10/07/02 (A)                             2,700                  2,700
Ohio State Air Quality Development
  Authority Ohio Edison (LOC: First Union)
    2.100%, 10/01/02 (A)                             2,700                  2,700
Ohio State Water Development Authority
  Pollution PCR Cleveland Electric
  (LOC: Barclays, NY)
    1.650%, 10/07/02 (A)                             2,000                  2,000
                                                                         --------
                                                                            8,909
                                                                         --------
TOTAL OHIO SHORT-TERM MUNICIPALS
  (COST $55,340)                                                           55,340
                                                                         --------
INVESTMENT COMPANY - 4.9%
Touchstone Ohio Tax Free Fund                    2,845,932                  2,846
                                                                         --------
TOTAL INVESTMENT COMPANY
    (Cost $2,846)                                                           2,846
                                                                         --------
TOTAL INVESTMENTS - 99.8%
    (Cost $58,186)                                                         58,186
                                                                         --------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                      121
                                                                         --------
TOTAL NET ASSETS - 100.0%                                                 $58,307
                                                                         --------

(A) Variable Rate Security - The rate reported is the rate in effect as of September 30, 2002. The date shown is to the next put date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the board of directors. As of September 30, 2002, the market value of these investments is $6,380,000 or 10.9% of total net assets.

AMBAC - American Municipal Bond Assurance Company

FGIC - Financial Guaranty Insurance Corporation

INS  - Insured

LOC  - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA  - Standby Purchase Agreement

PRIME OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)            VALUE (000)
----------------------------------------------------------------------------
COMMERCIAL PAPER - 41.2%
BROKERAGE - 4.5%
CS First Boston
    1.780%, 10/18/02                        $150,000             $  149,874
Goldman Sachs
    1.710%, 01/10/03                         100,000                 99,520
JP Morgan Chase
    1.750%, 11/13/02                         100,000                 99,791
    1.750%, 11/19/02                         100,000                 99,762
Salomon Smith Barney
    1.700%, 10/15/02                         200,000                199,868
    1.750%, 02/04/03                         150,000                149,081
                                                                 ----------
TOTAL BROKERAGE                                                     797,896
                                                                 ----------
COMMERCIAL FUNDING CORPORATIONS - 23.1%
Asset Securitization Co-op Corp. (B)
    1.760%, 10/21/02                         150,000                149,853
    1.760%, 10/22/02                         100,000                 99,897
    1.760%, 10/23/02                          65,000                 64,930
    1.760%, 10/24/02                         100,000                 99,888
    1.770%, 10/25/02                          41,700                 41,651
    1.760%, 10/28/02                          50,000                 49,934
Corporate Asset Funding (B)
    1.700%, 10/02/02                          40,000                 39,998
    1.740%, 10/03/02                         100,000                 99,990
    1.750%, 10/10/02                         100,000                 99,956
    1.780%, 10/11/02                          35,000                 34,983
    1.750%, 11/13/02                         100,000                 99,791
    1.740%, 12/13/02                         100,000                 99,647
Edison Asset Securitization (B)
    1.760%, 11/01/02                         150,472                150,244
    1.760%, 11/07/02                         135,722                135,477
    1.760%, 11/12/02                         150,000                149,692
    1.760%, 11/25/02                         150,000                149,597
    1.770%, 12/16/02                          55,000                 54,794
Fleet Funding (B)
    1.760%, 11/18/02                         100,493                100,257
    1.750%, 12/20/02                         175,000                174,317
    1.750%, 12/23/02                         100,000                 99,597
Jupiter Securitization (B)
    1.760%, 10/10/02                         128,000                127,944
    1.760%, 10/11/02                         189,706                189,613
    1.780%, 10/15/02                         159,910                159,799
    1.770%, 10/18/02                          50,000                 49,958
Moat Funding (Guarantor: 26% Chase) (B)
    1.800%, 10/03/02                          75,000                 74,993
    1.780%, 10/17/02                         100,000                 99,921
    1.770%, 10/24/02                          75,000                 74,915
    1.740%, 10/29/02                          50,000                 49,932
    1.780%, 11/26/02                          75,000                 74,792
    1.770%, 12/16/02                         100,000                 99,626
    1.740%, 12/17/02                          50,000                 49,814
Quincy Capital (B)
    1.740%, 10/04/02                         148,362                148,340
    1.780%, 10/08/02                         137,041                136,994
    1.780%, 10/11/02                          57,316                 57,288
    1.780%, 10/18/02                          75,000                 74,937
    1.770%, 10/22/02                         100,000                 99,897
Receivables Capital (B)
    1.760%, 10/01/02                        $ 20,949             $   20,949
    1.770%, 10/04/02                          88,610                 88,597
    1.760%, 10/09/02                          42,467                 42,450
    1.780%, 10/16/02                          65,743                 65,694
    1.770%, 10/21/02                          45,130                 45,086
    1.780%, 10/23/02                          40,073                 40,029
    1.760%, 10/25/02                          40,145                 40,098
    1.760%, 11/22/02                         100,000                 99,746
    1.740%, 12/05/02                          71,773                 71,548
                                                                 ----------
TOTAL COMMERCIAL FUNDING CORPORATIONS                             4,077,453
                                                                 ----------
DIVERSIFIED FINANCIALS - 1.3%
American Express Credit
    1.700%, 10/09/02                         100,000                 99,961
General Electric Capital Corp.
    1.780%, 10/16/02                         120,000                119,911
                                                                 ----------
TOTAL DIVERSIFIED FINANCIALS                                        219,872
                                                                 ----------
DOMESTIC BANKS - 5.3%
Enterprise Funding (Guarantor: BankAmerica)
    1.770%, 10/04/02                         150,000                149,978
    1.770%, 10/11/02                          42,551                 42,531
    1.770%, 10/15/02                         167,192                167,077
Kitty Hawk Funding (Guarantor:
  BankAmerica) (B)
    1.770%, 10/11/02                          50,000                 49,975
    1.760%, 10/21/02                         100,000                 99,902
Variable Funding Capital (Guarantor:
  Wachovia) (B)
    1.730%, 10/03/02                         125,000                124,988
    1.760%, 10/16/02                         200,000                199,853
    1.760%, 10/18/02                          55,000                 54,954
Wells Fargo Corp.
    1.730%, 12/20/02                          50,000                 49,808
                                                                 ----------
TOTAL DOMESTIC BANKS                                                939,066
                                                                 ----------
ENERGY - 0.6%
Chevron/Texaco
    1.710%, 12/06/02                         100,000                 99,687
                                                                 ----------
FOREIGN FUNDING CORPORATIONS - 2.3%
Brahms Funding (Guarantor:
  Dresdner Bank) (B)
    1.810%, 10/02/02                          50,950                 50,947
    1.760%, 10/08/02                          60,000                 59,979
    1.770%, 10/16/02                          75,233                 75,178
    1.770%, 10/17/02                          75,000                 74,941
    1.780%, 10/25/02                         100,000                 99,881
    1.820%, 11/20/02                          48,037                 47,916
                                                                 ----------
TOTAL FOREIGN FUNDING CORPORATIONS                                  408,842
                                                                 ----------
RETAIL FUNDING CORPORATION - 4.1%
Bishops Gate Residential Mortgage (B)
    1.780%, 10/08/02                          90,000                 89,969
    1.770%, 10/10/02                          51,000                 50,977
    1.770%, 10/25/02                          63,000                 62,926

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                 PAR (000)           VALUE (000)
----------------------------------------------------------------------------
Emerald Certificates (MBNA TR Master
 Certificates) (B)
    1.770%, 10/01/02                        $150,000            $   150,000
    1.770%, 11/20/02                         127,500                127,187
    1.780%, 11/20/02                          79,000                 78,805
    1.770%, 11/27/02                         110,000                109,692
    1.770%, 12/11/02                          50,000                 49,825
                                                                -----------
TOTAL RETAIL FUNDING CORPORATION                                    719,381
                                                                -----------
TOTAL COMMERCIAL PAPER (COST $7,262,197)                          7,262,197
                                                                -----------
CORPORATE OBLIGATIONS - 36.6%
BROKERAGE - 7.9%
CS First Boston
    2.090%, 10/01/02 (A)                      61,000                 61,010
    2.300%, 10/01/02 (A)                      50,000                 50,008
    2.310%, 10/01/02 (A)                     105,000                105,023
    2.350%, 10/01/02 (A)                      63,000                 63,098
    2.370%, 10/01/02 (A)                      45,000                 45,098
Goldman Sachs (B)
    2.076%, 10/15/02 (A)                      88,000                 88,000
    1.853%, 10/16/02 (A)                     150,000                150,000
    1.840%, 10/18/02 (A)                     150,000                150,000
Merrill Lynch
    1.950%, 10/08/02 (A)                     200,000                200,023
Morgan Stanley Dean Witter
    2.080%, 10/01/02 (A)                     230,000                230,000
    1.923%, 10/15/02 (A)                     250,000                250,065
                                                                -----------
TOTAL BROKERAGE                                                   1,392,325
                                                                -----------

DIVERSIFIED FINANCIALS - 3.7%
Associates Corp. NA
    1.864%, 12/26/02 (A)                     120,000                120,000
General Electric Capital Corp.
    1.888%, 10/08/02 (A)                     100,000                 99,980
    1.840%, 10/09/02 (A)                     200,000                200,000
    1.854%, 10/17/02 (A)                     200,000                200,000
    5.375%, 01/15/03                          30,000                 30,225
                                                                -----------
TOTAL DIVERSIFIED FINANCIALS                                        650,205
                                                                -----------
FOREIGN FUNDING CORPORATIONS - 15.5%
Beta Finance (B)
    1.840%, 10/01/02 (A)                     120,000                119,997
    1.850%, 10/01/02 (A)                     100,000                100,000
    2.480%, 10/10/02                          50,000                 50,000
    2.685%, 11/29/02                          50,000                 50,000
    2.590%, 03/14/03                          50,000                 50,000
    2.480%, 05/12/03                          75,000                 74,995
    2.020%, 08/05/03                         100,000                100,000
    2.005%, 08/29/03                          50,000                 49,998
Centauri (CC USA LLC) (B)
    1.850%, 10/01/02 (A)                     100,000                100,000
    1.855%, 10/01/02 (A)                      85,000                 85,000
    2.450%, 02/03/03                          50,000                 50,000
    2.980%, 04/08/03                          50,000                 50,000
    2.080%, 07/01/03                          50,000                 49,996
Dorada Finance (B)
    1.840%, 10/01/02 (A)                    $150,000            $   149,996
    2.220%, 11/19/02                         110,000                109,999
    2.345%, 11/20/02                          53,000                 53,000
    2.485%, 05/13/03                          75,000                 74,998
    1.875%, 08/20/03                          50,000                 50,000
    1.830%, 09/15/03                         150,000                150,000
K2 USA LLC (B)
    1.860%, 10/01/02 (A)                     100,000                100,000
    1.860%, 10/01/02 (A)                      75,000                 75,000
    2.830%, 04/15/03                         100,000                100,000
    2.600%, 05/08/03                          48,000                 48,000
    2.620%, 05/27/03                          50,000                 50,000
    2.540%, 06/16/03                         100,000                100,000
    1.770%, 08/15/03                          50,000                 50,000
    1.940%, 10/10/03                          50,000                 50,000
Sigma Finance (B)
    1.845%, 10/01/02 (A)                     100,000                 99,996
    1.850%, 10/01/02 (A)                      65,000                 65,000
    1.855%, 10/01/02 (A)                      60,000                 59,999
    1.885%, 10/01/02 (A)                      70,000                 70,000
    1.823%, 10/15/02 (A)                     100,000                100,000
    1.750%, 12/05/02                          54,000                 53,829
    2.610%, 05/01/03                          50,000                 50,000
    2.670%, 05/20/03                          50,000                 50,000
Uri Trust Series 2000-1 (Guarantor: UBS AG)
    1.870%, 10/15/02 (A)                     100,000                100,000
                                                                -----------
TOTAL FOREIGN FUNDING CORPORATIONS                                2,739,803
                                                                -----------
INSURANCE - 6.8%
AI Life
    1.950%, 10/01/02 (A) (C)                  75,000                 75,000
    1.950%, 10/01/02 (A) (C)                 100,000                100,000
AIG Life Funding
    1.970%, 10/01/02 (A) (C)                 100,000                100,000
    1.970%, 10/01/02 (A) (C)                 100,000                100,000
Allstate Life Insurance
    1.990%, 10/01/02 (A) (C)                 100,000                100,000
    2.060%, 10/15/02 (A) (C)                 100,000                100,000
Anchor National Life
    2.000%, 10/01/02 (A) (C)                  75,000                 75,000
Sun Life Insurance
    2.040%, 10/01/02 (A) (C)                  75,000                 75,000
    2.250%, 10/01/02 (A) (C)                  75,000                 75,000
Transamerica Occidental
    1.970%, 10/01/02 (A) (C)                 400,000                400,000
                                                                -----------
TOTAL INSURANCE                                                   1,200,000
                                                                -----------
OTHER - 2.1%
3M (B)
    6.325%, 12/12/02                         180,000                181,135
Merck & Co. Inc. (B)
    4.540%, 02/24/03                         190,000                191,609
                                                                -----------
TOTAL OTHER                                                         372,744
                                                                -----------
TELECOMMUNICATION SERVICES - 0.6%
Bellsouth Telecom
    1.819%, 12/04/02 (A)                     100,000                100,000
                                                                -----------
TOTAL CORPORATE OBLIGATIONS
    (Cost $6,455,077)                                             6,455,077
                                                                -----------

DESCRIPTION                                 PAR (000)           VALUE (000)
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 1.1%
ABN AMRO Bank
    2.020%, 08/12/03                        $100,000            $   100,000
JP Morgan Chase
    1.710%, 11/26/02                          50,000                 49,995
    1.710%, 11/27/02                          50,000                 49,995
                                                                -----------
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $199,990)                                                 199,990
                                                                -----------
YANKEE CERTIFICATES OF DEPOSIT - 13.6%
Abbey National NY
    1.790%, 10/01/02 (A)                     200,000                199,940
    1.780%, 10/18/02                         150,000                150,000
Bank of Nova Scotia NY
    1.750%, 12/16/02                         100,000                100,000
Bank of Scotland NY
    1.730%, 12/06/02                         100,000                100,000
Dresdner Bank NY
    2.400%, 01/07/03                          50,000                 50,001
    2.280%, 01/23/03                          50,000                 49,997
Rabobank Nederland NY
    2.485%, 02/28/03                          72,000                 72,040
    2.565%, 07/02/03                         100,000                 99,974
Royal Bank of Canada NY
    1.765%, 10/17/02                          50,000                 50,001
Royal Bank of Scotland NY
    1.750%, 10/03/02                         100,000                100,000
    2.385%, 11/20/02                          50,000                 49,992
    2.450%, 05/19/03                          75,000                 74,995
Svenska Handelsbaken NY
    1.800%, 10/03/02                          75,000                 75,000
    1.780%, 10/04/02                         100,000                100,000
    1.770%, 10/18/02                         200,000                200,000
    1.765%, 10/23/02                          50,000                 50,000
Toronto Dominion Bank NY
    1.730%, 12/09/02                         100,000                100,000
UBS AG Stamford
    2.500%, 12/18/02                          50,000                 50,010
    2.270%, 12/31/02                         100,000                 99,991
    2.745%, 03/17/03                         100,000                 99,993
West Deutsche Landesbank NY
    2.035%, 11/13/02                          45,000                 44,986
    2.270%, 01/27/03                          50,000                 49,990
    2.100%, 02/14/03                         100,000                100,000
    2.540%, 03/07/03                          75,000                 75,000
    2.770%, 03/24/03                         130,000                129,976
    1.850%, 09/03/03                          75,000                 75,000
    1.870%, 09/15/03                          50,000                 50,000
                                                                -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
    (Cost $2,396,886)                                             2,396,886
                                                                -----------
EURO TIME DEPOSITS - 1.8%
Marshall & Ilsley, Milwaukee
    1.813%, 10/01/02                         320,930                320,930
                                                                -----------
REPURCHASE AGREEMENTS - 5.5%
Bear Stearns
  2.190%, dated 9/23/02, matures
  10/1/02, repurchase price $400,525,397
  (collateralized by mortgage obligations:
  total market value $416,468,190)           400,000                400,000
UBS Warburg
    1.880%, dated 9/30/02, matures
    10/1/02, repurchase price $455,519,787
    (collateralized by U.S. Treasury
    Obligations: total market value
    $463,068,936)                           $455,496            $   455,496
UBS Warburg
  1.930%, dated 9/30/02, matures
  10/1/02, repurchase price $119,420,402
  (collateralized by U.S. Treasury
  Obligations: total market value
  $121,302,198)                              119,414                119,414
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $974,910)                                                 974,910
                                                                -----------
TOTAL INVESTMENTS - 99.8%
    (Cost $17,609,990)                                           17,609,990
                                                                -----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                             35,155
                                                                -----------
TOTAL NET ASSETS - 100.0%                                       $17,645,145
                                                                -----------

(A) Variable Rate Security - The rate reported is the rate in effect as of September 30, 2002. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidlines established by the board of directors. As of September 30, 2002, the market value of these investments is $9,135,895,625 or 51.8% of total net assets.

(C) Securities considered illiquid investments under guidelines established by the board of directors. As of September 30, 2002, the market value of these investments is $1,200,000,000 or 6.8% of total net assets.

The accompanying notes are an integral part of the financial statements.

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                        PAR (000)           VALUE (000)
----------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0%
ALASKA - 0.6%
Alaska State Housing Finance (INS:MBIA)
    1.800%, 10/07/02 (A) (B)                        $ 6,800               $  6,800
                                                                          --------
COLORADO - 1.1%
Moffat County Pollution Control (LOC: AMBAC)
    1.900%, 10/07/02 (A)                             10,500                 10,500
Smith Creek Medical District (LOC: Bank America)
    1.750%, 10/07/02 (A)                              2,200                  2,200
                                                                          --------
                                                                            12,700
                                                                          --------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia Revenue (LOC: First Union)
    1.650%, 10/07/02 (A)                              9,600                  9,600
                                                                          --------
FLORIDA - 0.9%
Florida Gulf Coast University (LOC: First Union)
    1.750%, 10/07/02 (A)                              5,200                  5,200
Florida Housing Agency (LOC: Kreidetbank)
    1.750%, 10/07/02 (A)                              5,935                  5,935
                                                                          --------
                                                                            11,135
                                                                          --------
HAWAII - 0.4%
State of Hawaii (INS: MBIA)
    5.250%, 04/01/03                                  5,000                  5,086
                                                                          --------
IDAHO - 1.0%
Boise Idaho Urban Renewal Agency, Capital
  City (LOC: Bank America)
    1.700%, 10/07/02 (A)                              5,390                  5,390
University of Idaho Foundation Authority
  (LOC: First Security Bank)
    1.700%, 10/07/02 (A) (B)                          6,730                  6,730
                                                                          --------
                                                                            12,120
                                                                          --------
ILLINOIS - 23.6%
ABN AMRO Munitops Certificates Trust,
  Chicago IL (INS:FGIC)
    1.750%, 10/07/02 (A) (B)                         20,000                 20,000
ABN AMRO Munitops Certificates Trust,
  Illinois State (GO) (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                          4,575                  4,575
Cary Special Tax Authority (LOC: American
  National Bank)
    1.700%, 10/07/02 (A)                              7,118                  7,118
Chicago Illinois (GO)
    1.900%, 10/31/02                                  8,000                  8,000
Chicago Illinois
    1.750%, 12/5/02 (A)                              25,000                 25,000
Chicago Illinois Water Revenue (LOC: Bank One)
    1.650%, 10/07/02 (A)                             15,000                 15,000
Cook County Illinois (SPA: Landesbank
  Hessen Thur.)
    1.590%, 10/07/02 (A)                             42,250                 42,250
Cook County Illinois Revenue, Clarehan
  Project (LOC: FHLB)
    1.700%, 10/07/02 (A)                              3,505                  3,505
Illinois Development Finance Authority
  (LOC: FHLB)
    1.700%, 10/07/02 (A)                              4,800                  4,800
Illinois Development Finance Authority
  (LOC: Northern Trust)
    1.800%, 10/07/02 (A)                              4,000                  4,000
Illinois Development Finance Authority
    Aurora (LOC: Northern Trust)
    1.700%, 10/07/02 (A)                            $ 3,700               $  3,700
Illinois Development Finance Authority Chicago
  Project (LOC: Bank America)
    1.650%, 10/07/02 (A) (B)                          4,500                  4,500
Illinois Development Finance Authority Loyola
  Academy (LOC: American National Bank)
    1.700%, 10/07/02 (A)                              4,000                  4,000
Illinois Development Finance Authority
  McCormick Theological (LOC: Northern Trust)
    1.700%, 10/07/02 (A)                              7,935                  7,935
Illinois Development Finance Authority Roosevelt
  University (LOC: American National)
    1.700%, 10/07/02 (A)                              7,500                  7,500
Illinois Development Finance Authority
  St. Ignatius (LOC: Northern Trust)
    1.700%, 10/07/02 (A)                              6,000                  6,000
Illinois Development Finance Authority St. Pauls
  Housing (LOC: Lasalle National)
    1.700%, 10/07/02 (A)                              4,475                  4,475
Illinois Development Finance Lake Forest
  (LOC: Northern Trust)
    1.700%, 10/07/02 (A)                              4,255                  4,255
Illinois Development Finance
  Presbyterian (INS: FSA)
    1.700%, 10/07/02 (A)                             16,000                 16,000
Illinois Educational Facilities Authority
  St. Xavier University (LOC: American National
  Bank)
    1.700%, 10/07/02 (A)                              7,700                  7,700
Illinois Educational Facilties Authority Chicago
  Zoological Society (LOC: Northern Trust)
    1.700%, 10/07/02 (A)                              5,000                  5,000
Illinois Health Facilities Authorities
  Edgewater Hospital
    1.800%, 10/07/02 (A)                             10,800                 10,800
Illinois Health Facilities Authority Lifelink
  (LOC: American National Bank)
    1.750%, 10/07/02 (A)                              7,500                  7,500
Illinois State Toll Highway Authority (INS: FSA)
    1.700%, 10/07/02 (A)                             18,500                 18,500
    1.700%, 10/07/02 (A)                             13,100                 13,100
Macon County - Milikim University
  (INS: AMBAC)
    1.650%, 10/07/02 (A)                              4,400                  4,400
Northern Cook County Illinois Solid Waste
  Agency (LOC: Northern Trust)
    1.750%, 10/07/02 (A)                             12,100                 12,100
State of Illinios (GO)
    4.000%, 04/01/03                                 15,000                 15,150
                                                                          --------
                                                                           286,863
                                                                          --------
INDIANA - 1.9%
Evansville Economic Development Authority
  (LOC: Citibank)
    1.450%, 10/07/02 (A) (B)                          2,500                  2,500
Indiana Health Facilities Finance Authority
  Henry County Memorial Hospital
  (LOC: Fifth Third Bancorp)
    1.760%, 10/07/02 (A)                             20,305                 20,305
                                                                          --------
                                                                            22,805
                                                                          --------

DESCRIPTION                                 PAR (000)           VALUE (000)
---------------------------------------------------------------------------
LOUISIANA - 3.9%
Louisiana Public Finance Authority
  (INS: AMBAC)
    1.300%, 11/05/02                         $47,800              $  47,800
                                                                  ---------
MARYLAND - 2.3%
Maryland State Health & Higher Educational
  Facilities (LOC: Bank America)
    1.650%, 10/07/02 (A)                      28,560                 28,560
                                                                  ---------
MICHIGAN - 8.8%
Hannahville Indian Community Finance
  (LOC: First of America)
    1.700%, 10/07/02 (A) (B)                   2,100                  2,100
Michigan Municipal Bond Authority Revenue
    2.250%, 08/22/03                          18,000                 18,134
Michigan State Hospital Financial Authority
  (LOC: National City Bank)
    1.950%, 10/07/02 (A)                      35,260                 35,260
Michigan State Housing Development
  Authority (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                   7,495                  7,495
State of Michigan
    2.100%, 10/02/02                          30,080                 30,080
Wayne Charter County (LOC: Allied Irish, NY)
    1.700%, 10/07/02 (A)                      13,825                 13,825
                                                                  ---------
                                                                    106,894
                                                                  ---------
MINNESOTA - 5.0%
Bloomington Multifamily Housing Authority
  (LOC: Credit Suisse, NY)
    1.800%, 10/07/02 (A)                      17,005                 17,005
Eden Prairie, Multifamily Housing Authority
  (GTY: FHLMC)
    1.800%, 10/07/02 (A)                      14,905                 14,905
Minnesota State Higher Educational Facilties
  Bethel College (LOC: Allied Irish, NY)
    2.000%, 10/07/02 (A)                       4,745                  4,745
University of Minnesota
    1.700%, 10/07/02 (A)                      24,000                 24,000
                                                                  ---------
                                                                     60,655
                                                                  ---------
MISSOURI - 0.8%
Missouri State Health & Educational
  Facilties (LOC: Bank One)
    1.750%, 10/07/02 (A)                      10,015                 10,015
                                                                  ---------
NEVADA - 0.7%
ABN AMRO Munitops Certificates Trust,
  Nevada State (GO) (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                   8,500                  8,500
                                                                  ---------
NEW MEXICO - 0.2%
Bernalillo County New Mexico
    3.000%, 03/15/03                           2,500                  2,510
                                                                  ---------
NORTH CAROLINA - 1.9%
North Carolina Capital Facilities, Winston-
  Salem (LOC: First Union)
    1.700%, 10/07/02 (A)                      15,665                 15,665
North Carolina Educational Facilities,
  Bowman Greg School (LOC: Wachovia)
    1.650%, 10/07/02 (A)                       7,850                  7,850
                                                                  ---------
                                                                     23,515
                                                                  ---------
OHIO - 6.3%
ABN AMRO Munitops Certificates Trust,
  Westerville Ohio County School (INS: MBIA)
    1.700%, 10/07/02 (A) (B)                 $ 2,100               $  2,100
Cleveland Ohio, Income Tax Revenue
  (INS: AMBAC)
    1.673%, 10/07/02 (A)                       7,466                  7,466
Columbus, Ohio (SPA: West Deutsche
  Landesbank)
    1.600%, 10/07/02 (A)                       2,000                  2,000
Cuyahoga County Ohio Hospital Revenue,
  Cleveland Clinic (LOC: Morgan Guaranty)
    1.650%, 10/07/02 (A)                       1,000                  1,000
Cuyahoga County Ohio Hospital Revenue,
  University Hospital (INS: AMBAC)
    1.700%, 10/07/02 (A)                       3,000                  3,000
Hamilton County Ohio Hospital Facilities
  (INS: MBIA)
    1.650%, 10/07/02 (A)                      14,150                 14,150
Logan County Ohio Healthcare Facilities
  (LOC: Fifth Third Bancorp)
    1.780%, 10/07/02 (A)                      10,860                 10,860
Lucas County Ohio Health Care Facilities
  Revenue (LOC: Keybank)
    1.700%, 10/07/02 (A)                         500                    500
Montgomery County Ohio, Economic
  Development Revenue (LOC: National City)
    1.750%, 10/07/02 (A)                       4,310                  4,310
Ohio State Air Quality Development
  Authority, Ohio Power (INS: AMBAC)
    1.750%, 10/07/02 (A) (B)                   4,700                  4,700
Ohio State Air Quality Development
  Authority, Timken Project (LOC: Northern
  Trust)
    1.700%, 10/07/02 (A)                       5,500                  5,500
Ohio State Air Quality Development
  Authority, Ohio Edison (LOC: First Union)
    1.650%, 10/07/02 (A)                       5,200                  5,200
Ohio State Water Development Authority
  Pollution PCR Cleveland Electric
  (LOC: Barclays, NY)
    1.650%, 10/07/02 (A)                       1,000                  1,000
Salem Ohio Civic Center Facility (LOC:
  National City Bank)
    1.750%, 10/07/02 (A)                       9,455                  9,455
Summit County Ohio Port Authority, Summa
  Health Systems Hospital
  (LOC: Fifth Third Bancorp)
    1.650%, 10/07/02 (A)                       3,200                  3,200
                                                                  ---------
                                                                     74,441
                                                                  ---------
OKLAHOMA - 1.1%
Tulsa Industrial Authority University of
  Tulsa (INS: MBIA)
    1.700%, 10/07/02 (A)                       5,000                  5,000
    1.750%, 10/07/02 (A) (B)                   7,970                  7,970
                                                                  ---------
                                                                     12,970
                                                                  ---------
PENNSYLVANIA - 1.2%
Philadelphia Authority Industrial Revenue
  (LOC: First Union)
    1.650%, 10/07/02 (A)                      14,500                 14,500
                                                                  ---------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                    PAR (000)           VALUE (000)
------------------------------------------------------------------------------
SOUTH CAROLINA - 5.1%
Berkeley County Pollution Control
  Authority (GTY: Alcoa)
    2.280%, 10/07/02 (A)                        $13,750             $   13,750
South Carolina Association Governmental
  Organizations
    3.000%, 04/15/03                             38,000                 38,313
South Carolina Jobs Economic Development
  Authority, Boros & Chaplin Business
  Park (LOC: Bank of America)
    1.750%, 10/07/02 (A)                         11,000                 11,000
                                                                    ----------
                                                                        63,063
                                                                    ----------
SOUTH DAKOTA - 0.7%
Yankton Industrial Development
  Authority (GTY: Alcoa)
    2.280%, 10/07/02 (A) (B)                      9,000                  9,000
                                                                    ----------
TENNESSEE - 2.4%
Clarksville Tennessee Public Building
  Authority (LOC: Bank America)
    1.700%, 10/07/02 (A) (B)                     13,600                 13,600
Maury County Health & Educational
  Facilities (LOC: Bank One)
    1.850%, 10/07/02 (A) (B)                      4,400                  4,400
Met Government Nashville & Davidson
  (LOC: Bank America)
    1.800%, 10/07/02 (A)                          7,035                  7,035
Rutherford County Industrial Development -
  Square D Company (LOC: Societe Generale)
    1.650%, 10/07/02 (A)                          4,100                  4,100
                                                                    ----------
                                                                        29,135
                                                                    ----------
TEXAS - 16.5%
ABN AMRO Munitops Certificates Trust,
  Comal Texas (GTY: TXPSF)
    1.750%, 10/07/02 (A) (B)                     10,002                 10,002
ABN AMRO Munitops Certificates Trust,
  Irving Texas (GTY: TXPSF)
    1.750%, 11/20/02 (A) (B)                     11,390                 11,390
ABN AMRO Munitops Certificates Trust,
  Williamson County Texas (INS: FSA)
    1.750%, 10/07/02 (A) (B)                     10,395                 10,395
Austin (GO)
    5.000%, 09/01/03                             20,990                 21,678
Dallas (GO)
    5.000%, 02/15/03                              5,345                  5,411
Galena Park Independent School District
  (GTY: TXPSF)
    1.750%, 10/07/02 (A) (B)                     20,965                 20,965
Milam County Industrial Development
  Authority (GTY: Alcoa)
    2.250%, 10/07/02 (A) (B)                     16,855                 16,855
Northeast Independent School District
  (GTY: TXPSF)
    1.750%, 10/07/02 (A) (B)                     26,515                 26,515
San Antonio Electric & Gas (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                      7,455                  7,455
Texas State Tax & Revenue Anticipation Notes
    2.750%, 08/29/03                             15,000                 15,182
University of Texas
    1.250%, 10/03/02                            $22,500             $   22,500
    1.400%, 10/07/02                             10,000                 10,000
    1.450%, 10/07/02                             15,000                 15,000
    1.350%, 12/12/02                             10,000                 10,000
                                                                    ----------
                                                                       203,348
                                                                    ----------
VIRGINIA - 0.6%
Spotsylvania County Industrial Development
  (LOC: First Union)
    1.650%, 10/07/02 (A)                          7,100                  7,100
                                                                    ----------
WASHINGTON - 4.0%
ABN AMRO Munitops Certificates Trust,
  Washington State (GO) (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                     14,000                 14,000
Seattle Washington Water System (LOC:
  Bayerische Landesbank)
    1.700%, 10/07/02 (A)                         12,000                 12,000
Washington State Housing Finance
  Commission (GTY: FHLB)
    1.700%, 10/07/02 (A)                          5,125                  5,125
Washington State Housing Finance
  Commission (LOC: Keybank)
    1.700%, 10/07/02 (A)                          2,870                  2,870
    1.700%, 10/07/02 (A)                          5,125                  5,125
Washington State Public Power Supply
  (INS: FSA)
    1.780%, 10/07/02 (A) (B)                      4,090                  4,090
Washington State Public Power Supply
  System (INS: MBIA)
    1.750%, 10/07/02 (A) (B)                      7,240                  7,240
                                                                    ----------
                                                                        50,450
                                                                    ----------
WEST VIRGINIA - 0.4%
Monongalia County West Virginia General
  Hospital (LOC: Bank One)
    1.850%, 10/07/02 (A)                          5,000                  5,000
                                                                    ----------
WISCONSIN - 1.9%
Northwestern Mutual Life (LOC: Credit
  Suisse, NY)
    1.850%, 10/31/02                                 60                     60
Wisconsin State Health & Education
  Facilties (LOC: Marshall & Ilsley)
    1.750%, 10/07/02 (A)                         14,200                 14,200
Wisconsin State Health Marshfield
  (LOC: Morgan Guaranty)
    1.750%, 10/07/02 (A)                          8,000                  8,000
                                                                    ----------
                                                                        22,260
                                                                    ----------
WYOMING - 2.4%
Gillette Pollution Control Authority
  (LOC: Commerszbank)
    1.800%, 10/07/02 (A)                         29,085                 29,085
                                                                    ----------
MULTISTATE - 2.5%
Clipper Tax Exempt Trust
    1.930%, 10/07/02 (A) (B)                     29,845                 29,845
                                                                    ----------
TOTAL MUNICIPAL BONDS
    (Cost $1,205,755)                                                1,205,755
                                                                    ----------

DESCRIPTION                                    SHARES            VALUE (000)
------------------------------------------------------------------------------
MONEY MARKET FUND - 0.8%
Money Market Obligations Trust                 9,923,000            $    9,923
                                                                    ----------
TOTAL MONEY MARKET FUND
    (Cost $9,923)                                                        9,923
                                                                    ----------
TOTAL INVESTMENTS - 99.8%
    (Cost $1,215,678)                                                1,215,678
                                                                    ----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                 2,257
                                                                    ----------
TOTAL NET ASSETS - 100.0%                                           $1,217,935
                                                                    ----------

(A) Variable Rate Security - The rate reported is the rate in effect as of September 30, 2002. The date shown is the next put date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the board of directors. As of September 30, 2002, the market value of these investments is $285,722,000 or 23.5% of total net assets.

AMBAC - American Municipal Bond Assurance Company

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FSA - Financial Security Assistance

GO - General Obligation

GTY - Guaranty

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

TXPSF - Texas Permanent School Fund

TREASURY OBLIGATIONS FUND

DESCRIPTION                                      PAR (000)            VALUE (000)
---------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 25.0%
U.S. Treasury Bills
    1.680%, 10/17/02                            $  400,000             $  399,714
    1.700%, 01/16/03                               250,000                248,761
    1.575%, 02/13/03                                75,000                 74,557
    1.648%, 02/27/03                                50,000                 49,662
    1.545%, 03/06/03                                90,000                 89,397
U.S. Treasury Notes
    5.750%, 10/31/02                               580,000                581,691
    5.625%, 12/31/02                                75,000                 75,642
    4.750%, 01/31/03                               125,000                126,057
    4.625%, 02/28/03                                50,000                 50,461
    5.500%, 02/28/03                               225,000                228,068
    5.500%, 03/31/03                               100,000                101,494
    4.000%, 04/30/03                               100,000                100,936
    4.000%, 04/30/03                                50,000                 50,394
    5.750%, 04/30/03                               150,000                152,838
    3.875%, 06/30/03                                50,000                 50,580
    5.375%, 06/30/03                                50,000                 51,092
    2.750%, 09/30/03                                75,000                 75,733
                                                                       ----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $2,507,077)                                                   2,507,077
                                                                       ----------
REPURCHASE AGREEMENTS - 74.9%
ABN AMRO
    1.690%, dated 9/24/02, matures
    10/2/02, repurchase price $400,150,222
    (collateralized by U.S. Treasury
    Obligations: total market value
    $402,723,669)                                  400,000                400,000
Bear Stearns
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price $1,375,071,615
    (collateralized by U.S. Treasury
    Obligations: total market value
    $1,403,252,638)                              1,375,000              1,375,000
CS First Boston
    1.880%, dated 9/30/02, matures
    10/1/02, repurchase price $400,020,889
    (collateralized by U.S. Treasury
    Obligations: total market value
    $408,001,181)                                  400,000                400,000
Deutsche Bank
    1.880%, dated 9/30/02, matures
    10/1/02, repurchase price
    $400,020,889 (collateralized by U.S.
    Treasury Obligations: total market
    value $404,478,152)                            400,000                400,000
Goldman Sachs
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price $450,023,125
    (collateralized by U.S. Treasury
    Obligations: total market value
    $459,000,290)                                  450,000                450,000
Lehman Brothers
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price
    $400,020,556 (collateralized by U.S.
    Treasury Obligations: total market
    value $401,872,698)                            400,000                400,000

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                      PAR (000)             VALUE (000)
----------------------------------------------------------------------------------
Morgan Stanley
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price
    $400,020,556 (collateralized by U.S.
    Treasury Obligations: total market
    value $408,206,696)                          $  400,000            $   400,000
Prudential Securities
    1.870%, dated 9/30/02, matures
    10/1/02, repurchase price
    $300,015,583 (collateralized by U.S.
    Treasury Obligations: total market
    value $304,779,335)                             300,000                300,000
Salomon Smith Barney
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price $1,875,097,656
    (collateralized by U.S. Treasury
    Obligations: total market value
    $1,914,806,872)                               1,875,000              1,875,000
Societe Generale
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price $300,015,625
    (collateralized by U.S. Treasury
    Obligations: total market value
    $306,000,003)                                   300,000                300,000
UBS Warburg
    1.880%, dated 09/30/02, matures
    10/1/02, repurchase price
    $1,212,181,300 (collateralized by U.S.
    Treasury Obligations: total market
    value $1,236,362,616)                         1,212,118              1,212,118
                                                                       -----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $7,512,118)                                                    7,512,118
                                                                       -----------
TOTAL INVESTMENTS - 99.9%
    (Cost $10,019,195)                                                  10,019,195
                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                    11,572
                                                                       -----------
TOTAL NET ASSETS - 100.0%                                              $10,030,767
                                                                       -----------
U.S. TREASURY OBLIGATIONS - 33.4%
U.S. Treasury Bills
    2.040%, 10/03/02                             $  375,000            $   374,968
    1.575%, 02/13/03                                 25,000                 24,852
    1.648%, 02/27/03                                 25,000                 24,831
    1.545%, 03/06/03                                 35,000                 34,766
U.S. Treasury Notes
    5.750%, 10/31/02                                110,000                110,322
    5.625%, 12/31/02                                 25,000                 25,214
    4.750%, 01/31/03                                 40,000                 40,338
    5.500%, 02/28/03                                 90,000                 91,210
    5.500%, 03/31/03                                 15,000                 15,228
    4.000%, 04/30/03                                 55,000                 55,488
    5.750%, 04/30/03                                 80,000                 81,552
    3.875%, 06/30/03                                 15,000                 15,174
    5.375%, 06/30/03                                 15,000                 15,328
    2.750%, 09/30/03                                 25,000                 25,244
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $934,515)                                                        934,515
                                                                       -----------
REPURCHASE AGREEMENTS - 66.5%
ABN AMRO
    1.690%, dated 9/30/02, matures
    10/2/02, repurchase price
    $100,037,558 (collateralized by U.S.
    Treasury Obligations: total market
    value $100,253,565)                             100,000                100,000
Bear Stearns
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price $125,006,510
    (collateralized by U.S. Treasury
    Obligations: total market value
    $129,554,776)                                   125,000                125,000
CS First Boston
    1.880%, dated 9/30/02, matures
    10/1/02, repurchase price $100,005,222
    (collateralized by U.S. Treasury
    Obligations: total market value
    $101,330,177)                                   100,000                100,000
Goldman Sachs
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price $650,033,403
    (collateralized by U.S. Treasury
    Obligations: total market value
    $656,273,010)                                   650,000                650,000
Lehman Brothers
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price $100,005,139
    (collateralized by U.S. Treasury
    Obligations: total market value
    $100,172,894)                                   100,000                100,000
Morgan Stanley
    1.850%, dated 9/30/02, matures
    10/1/02, repurchase price
    $100,005,139 (collateralized by U.S.
    Treasury Obligations: total market
    value $102,000,347)                             100,000                100,000
Salomon Smith Barney
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price $125,006,510
    (collateralized by U.S. Treasury Obligations:
    total market value $126,600,332)                125,000                125,000

DESCRIPTION                                      PAR (000)            VALUE (000)
---------------------------------------------------------------------------------
Societe Generale
    1.875%, dated 9/30/02, matures
    10/1/02, repurchase price
    $100,005,208 (collateralized by U.S.
    Treasury Obligations: total market value
    $101,209,603)                                 $100,000             $  100,000

UBS Warburg
    1.880%, dated 9/30/02, matures
    10/1/02, repurchase price
    $457,409,886 (collateralized by U.S.
    Treasury Obligations: total market value
    $466,534,154)                                  457,386                457,386
                                                                       ----------
TOTAL REPURCHASE AGREEMENTS
    (Cost $1,857,386)                                                   1,857,386
                                                                       ----------
TOTAL INVESTMENTS - 99.9%
    (Cost $2,791,901)                                                   2,791,901
                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                    2,872
                                                                       ----------
TOTAL NET ASSETS - 100.0%                                              $2,794,773
                                                                       ----------

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2002, in thousands, except per share data

                                                                             GOVERNMENT    OHIO TAX FREE          PRIME
                                                                            OBLIGATIONS      OBLIGATIONS    OBLIGATIONS
                                                                                   FUND             FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost                               $  1,388,959    $     58,186    $ 16,635,080
Repurchase agreements, at amortized cost                                      1,230,586              --         974,910
Cash                                                                                 --              --           2,770
Collateral for securities loaned, at value                                      559,666              --              --
Dividends and interest receivable                                                 5,678             216          59,490
Capital shares sold                                                               1,661              --             376
Other receivables                                                                    --              --              --
Prepaid expenses and other assets                                                    60              17             300
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  3,186,610          58,419      17,672,926
=======================================================================================================================
LIABILITIES:
Bank overdraft                                                                       23              --              --
Dividends payable                                                                 2,919              38          20,225
Capital shares redeemed                                                           1,736              --             490
Payable upon return of securities loaned                                        559,666              --              --
Payable for co-administration and custodian fees                                  1,027              71           5,752
Payable for distribution and shareholder servicing fees                             185               1           1,265
Accrued expenses and other liabilities                                               11               2              49
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               565,567             112          27,781
=======================================================================================================================
NET ASSETS                                                                 $  2,621,043    $     58,307    $ 17,645,145
=======================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                          $  2,621,083    $     58,307    $ 17,644,972
Undistributed (distributions in excess of) net investment income                    (28)              2             163
Accumulated net realized gain (loss) on investments                                 (12)             (2)             10
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $  2,621,043    $     58,307    $ 17,645,145
=======================================================================================================================
CLASS A:
Net assets                                                                 $    528,343    $        358    $  5,728,745
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)        528,275             358       5,728,784
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $       1.00

CLASS B:
Net assets                                                                 $         --    $         --    $     10,350
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)             --              --          10,354
Net asset value, offering price, and redemption price per share            $         --    $         --    $       1.00

CLASS C:
Net assets                                                                 $         --    $         --    $      2,958
Shares issued and outstanding ($0.01 par value-- 1 billion authorized)               --              --           2,958
Net asset value, offering price, and redemption price per share            $         --    $         --    $       1.00

CLASS D:
Net assets                                                                 $    428,307    $         --    $    623,431
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)         428,325              --         623,439
Net asset value, offering price, and redemption price per share            $       1.00    $         --    $       1.00

CLASS I:
Net assets                                                                 $         --    $         --    $  2,578,732
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)              --              --       2,578,773
Net asset value, offering price, and redemption price per share            $         --    $         --    $       1.00

CLASS S:
Net assets                                                                 $    101,513    $     57,421    $     34,147
Shares issued and outstanding ($0.01 par value-- 5 billion authorized)          101,581          57,421          34,147
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $       1.00

Class Y:
Net assets                                                                 $  1,562,880    $        528    $  8,666,782
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)       1,562,987             528       8,666,710
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $       1.00

The accompanying notes are an integral part of the financial statements.

                                                                               TAX FREE        TREASURY        TREASURY
                                                                            OBLIGATIONS     OBLIGATIONS         RESERVE
                                                                                   FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost                               $  1,215,678    $  2,507,077    $    934,515
Repurchase agreements, at amortized cost                                             --       7,512,118       1,857,386
Cash                                                                                  1              19
Collateral for securities loaned, at value                                           --              --              --
Dividends and interest receivable                                                 3,884          25,092           7,071
Capital shares sold                                                                  30              16              --
Other receivables                                                                    --              35              --
Prepaid expenses and other assets                                                    37             158              56
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  1,219,630      10,044,515       2,799,028
=======================================================================================================================
LIABILITIES:
Bank overdraft                                                                       --              --              --
Dividends payable                                                                   999           9,749           2,034
Capital shares redeemed                                                              --               7               5
Payable upon return of securities loaned                                             --              --              --
Payable for co-administration and custodian fees                                    552           2,998           1,045
Payable for distribution and shareholder servicing fees                             137             980           1,159
Accrued expenses and other liabilities                                                7              14              12
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 1,695          13,748           4,255
=======================================================================================================================
NET ASSETS                                                                 $  1,217,935    $ 10,030,767    $  2,794,773
=======================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                          $  1,217,953    $ 10,030,836    $  2,794,773
Undistributed (distributions in excess of) net investment income                     (4)             (5)             --
Accumulated net realized gain (loss) on investments                                 (14)            (64)             --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $  1,217,935    $ 10,030,767    $  2,794,773
=======================================================================================================================
CLASS A:
Net assets                                                                 $    406,204    $    230,541    $  2,794,773
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)        406,244         230,517       2,794,789
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $       1.00

CLASS B:
Net assets                                                                 $         --    $         --    $         --
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)             --              --              --
Net asset value, offering price, and redemption price per share            $         --    $         --    $         --

CLASS C:
Net assets                                                                 $         --    $         --    $         --
Shares issued and outstanding ($0.01 par value-- 1 billion authorized)               --              --              --
Net asset value, offering price, and redemption price per share            $         --    $         --    $         --

CLASS D:
Net assets                                                                 $      20,952   $  5,155,284    $         --
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)           20,952      5,155,335
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $         --

CLASS I:
Net assets                                                                 $         --    $         --    $         --
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)              --              --              --
Net asset value, offering price, and redemption price per share            $         --    $         --    $         --

CLASS S:
Net assets                                                                 $    206,647    $  1,648,326    $         --
Shares issued and outstanding ($0.01 par value-- 5 billion authorized)          206,669       1,648,326              --
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $         --

Class Y:
Net assets                                                                 $    584,132    $  2,996,616    $         --
Shares issued and outstanding ($0.01 par value-- 20 billion authorized)         584,147       2,996,647              --
Net asset value, offering price, and redemption price per share            $       1.00    $       1.00    $         --

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2002, in thousands

                                                 GOVERNMENT  OHIO TAX FREE        PRIME      TAX FREE      TREASURY      TREASURY
                                                OBLIGATIONS    OBLIGATIONS  OBLIGATIONS   OBLIGATIONS   OBLIGATIONS       RESERVE
                                                       FUND           FUND         FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                         $   52,425    $    1,419    $  406,882    $   21,546    $  195,637    $   58,260
Securities lending                                      222            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              52,647         1,419       406,882        21,546       195,637        58,260
=================================================================================================================================
EXPENSES:
Investment advisory fees                              8,585           313        63,971         4,709        33,017         9,771
Co-administration fees and expenses
  (including per account transfer agency fees)        3,762           218        28,133         2,234        13,953         3,698
Custodian fees                                          245             8         1,828           135           943           275
Directors' fees                                          26             1           151            11           100            25
Registration fees                                        98           104           429            92           249            77
Printing                                                 41             1           338            29           180            21
Professional fees                                        52             1           447            40           244            78
Other                                                    18             1           559            20           191            38
Distribution and shareholder
  servicing fees - Class A                            1,355             3        14,612         1,203           424        13,959
Distribution and shareholder
  servicing fees - Class B                               --            --            78            --            --            --
Distribution and shareholder
  servicing fees - Class C                               --            --            23            --            --            --
Distribution and shareholder
  servicing fees - Class D                              868            --         1,163            35         6,289            --
Shareholder servicing fees - Class S                    260           217            55           723         4,666            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       15,310           867       111,787         9,231        60,256        27,942
=================================================================================================================================
Less: Investment advisory fee waiver                 (1,467)         (199)       (5,567)         (831)       (5,411)       (1,700)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                   13,843           668       106,220         8,400        54,845        26,242
=================================================================================================================================
INVESTMENT INCOME - NET                              38,804           751       300,662        13,146       140,792        32,018
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                         --            --            10            --            --            --
=================================================================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $   38,804    $      751    $  300,672    $   13,146    $  140,792    $   32,018
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                        GOVERNMENT
                                                                                                       OBLIGATIONS
                                                                                                              FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                        10/01/01          10/01/00
                                                                                         9/30/02           9/30/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $     38,804    $     86,506
Net realized gain on investments                                                                --             263
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        38,804          86,769
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                 (7,539)        (21,395)
    Class B                                                                                     --              --
    Class C                                                                                     --              --
    Class D                                                                                 (9,103)        (20,129)
    Class I                                                                                     --              --
    Class S                                                                                 (1,476)            (49)
    Class Y                                                                                (20,686)        (44,978)
Net realized gain on investments:
    Class S                                                                                     --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (38,804)        (86,551)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                  2,789,789         658,287
    Reinvestment of distributions                                                            7,682          22,313
    Payments for redemptions                                                            (2,759,292)       (674,521)
    Shares issued in connection with the acquisition of Fund net assets                         --          13,438
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                 38,179          19,517
-------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                  1,329,170         867,740
    Reinvestment of distributions                                                               65              90
    Payments for redemptions                                                            (1,510,243)       (730,643)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                               (181,008)        137,187
-------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
    Shares issued in connection with the acquisition of the                                     --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                                     --              --
-------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                    266,533           1,867
    Reinvestment of distributions                                                                2              --
    Payments for redemptions                                                              (261,058)         (2,519)
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --          96,688
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                  5,477          96,036
-------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                  3,904,853       3,781,140
    Reinvestment of distributions                                                            9,599          21,579
    Payments for redemptions                                                            (3,393,272)     (3,698,357)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                           521,180         104,362
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                          383,828         357,102
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    383,828         357,320
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                   2,237,215       1,879,895
===================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $  2,621,043    $  2,237,215
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $        (28)   $        (28)
===================================================================================================================

                                                                                                                     OHIO TAX FREE
                                                                                                                       OBLIGATIONS
                                                                                                                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          10/01/01      11/01/00        12/01/99
                                                                                           9/30/02       9/30/01        10/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $        751    $      1,971    $      1,951
Net realized gain on investments                                                                --               1              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                           751           1,972           1,951
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                     (9)           (298)         (1,951)
    Class B                                                                                     --              --              --
    Class C                                                                                     --              --              --
    Class D                                                                                     --              --              --
    Class I                                                                                     --              --              --
    Class S                                                                                   (734)         (1,673)             --
    Class Y                                                                                     (8)             --              --
Net realized gain on investments:
    Class S                                                                                     --              (1)             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                           (751)         (1,972)         (1,951)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                      1,112          23,950         107,525
    Reinvestment of distributions                                                               10              11               9
    Payments for redemptions                                                                (1,857)        (91,349)       (103,527)
    Shares issued in connection with the acquisition of Fund net assets                         --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                   (735)        (67,388)          4,007
------------------------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                         --              --              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                                    --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                                --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                         --              --              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                                    --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                         --              --              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                                    --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                     --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                         --              --              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                                    --              --              --
    Shares issued in connection with the acquisition of the                                     --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                                     --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                    120,859         226,211              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                              (168,798)       (120,852)             --
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                (47,939)        105,359              --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                     15,602              --              --
    Reinvestment of distributions                                                               --              --              --
    Payments for redemptions                                                               (15,074)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                               528              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                          (48,146)         37,971           4,007
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    (48,146)         37,971           4,007
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                     106,453          68,482          64,475
====================================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $     58,307    $    106,453    $     68,482
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $          2    $         --    $         --
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                                             PRIME
                                                                                                       OBLIGATIONS
                                                                                                              FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                          10/01/01       10/01/00
                                                                                           9/30/02        9/30/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $    300,662    $    618,695
Net realized gain on investments                                                                10             223
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       300,672         618,918
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                (83,069)       (230,689)
    Class B                                                                                    (57)           (215)
    Class C                                                                                    (16)            (67)
    Class D                                                                                (12,504)        (31,819)
    Class I                                                                                (49,175)         (1,726)
    Class S                                                                                   (289)             --
    Class Y                                                                               (155,552)       (354,210)
Net realized gain on investments:
    Class S                                                                                     --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (300,662)       (618,726)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                  8,447,072       5,613,843
    Reinvestment of distributions                                                           84,726         238,399
    Payments for redemptions                                                            (8,587,209)     (5,019,921)
    Shares issued in connection with the acquisition of Fund net assets                         --         337,677
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                (55,411)      1,169,998
-------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                      7,652           8,152
    Reinvestment of distributions                                                               58             212
    Payments for redemptions                                                                (4,754)         (4,977)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                             2,956           3,387
-------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                      7,738           8,702
    Reinvestment of distributions                                                               18              62
    Payments for redemptions                                                                (6,961)         (6,972)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                               795           1,792
-------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                  4,423,759       4,186,915
    Reinvestment of distributions                                                            1,435           3,561
    Payments for redemptions                                                            (4,540,635)     (3,967,421)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                               (115,441)        223,055
-------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                  6,398,570          20,752
    Reinvestment of distributions                                                            2,516              --
    Payments for redemptions                                                            (6,754,619)       (145,895)
    Shares issued in connection with the acquisition of the                                     --       3,057,408
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                               (353,533)      2,932,265
-------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                    130,907              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                               (96,759)             --
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                 34,148              --
-------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                 29,324,181      92,138,774
    Reinvestment of distributions                                                           79,425         168,423
    Payments for redemptions                                                           (28,313,972)    (91,161,208)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                         1,089,634       1,145,989
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                          603,148       5,476,486
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    603,158       5,476,678
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                  17,041,987      11,565,309
===================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $ 17,645,145    $ 17,041,987
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $        163    $        163
===================================================================================================================

                                                                                                          TAX FREE
                                                                                                       OBLIGATIONS
                                                                                                              FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                         10/01/01       10/01/00
                                                                                          9/30/02        9/30/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $     13,146    $     21,707
Net realized gain on investments                                                                --              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        13,146          21,707
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                 (4,099)         (8,431)
    Class B                                                                                     --              --
    Class C                                                                                     --              --
    Class D                                                                                   (240)           (989)
    Class I                                                                                     --              --
    Class S                                                                                 (2,543)           (128)
    Class Y                                                                                 (6,264)        (12,181)
Net realized gain on investments:
    Class S                                                                                     --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (13,146)        (21,729)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                    502,664         397,472
    Reinvestment of distributions                                                            4,195           8,835
    Payments for redemptions                                                              (598,285)       (378,330)
    Shares issued in connection with the acquisition of Fund net assets                         --         183,503
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                (91,426)        211,480
-------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                     94,998         136,294
    Reinvestment of distributions                                                                6              51
    Payments for redemptions                                                              (106,667)       (127,841)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                (11,663)          8,504
-------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
    Shares issued in connection with the acquisition of the                                     --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                                     --              --
-------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                    443,750           8,504
    Reinvestment of distributions                                                                2              --
    Payments for redemptions                                                              (639,920)         (7,423)
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --         401,456
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                               (196,168)        402,537
-------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                  1,341,373         782,521
    Reinvestment of distributions                                                              191             131
    Payments for redemptions                                                            (1,200,708)       (715,267)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                           140,856          67,385
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                         (158,401)        689,906
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                   (158,401)        689,884
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                   1,376,336         686,452
===================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $  1,217,935    $  1,376,336
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $         (4)   $         (4)
===================================================================================================================

                                                                                                          TREASURY
                                                                                                       OBLIGATIONS
                                                                                                              FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                         10/01/01       10/01/00
                                                                                          9/30/02        9/30/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $    140,792    $    286,224
Net realized gain on investments                                                                --              35
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       140,792         286,259
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                 (2,190)         (3,065))
    Class B                                                                                     --              --
    Class C                                                                                     --              --
    Class D                                                                                (61,842)       (168,618)
    Class I                                                                                     --              --
    Class S                                                                                (25,018)           (995)
    Class Y                                                                                (51,742)       (113,597)
Net realized gain on investments:
    Class S                                                                                     --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (140,792)       (286,275))
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                    759,331         645,328
    Reinvestment of distributions                                                              977           2,422
    Payments for redemptions                                                              (662,012)       (546,011))
    Shares issued in connection with the acquisition of Fund net assets                         --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                 98,296         101,739
-------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                --              --
-------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                 13,766,667       9,266,054
    Reinvestment of distributions                                                              198             375
    Payments for redemptions                                                           (12,608,284)     (8,522,257)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                              1,158,581         744,172
-------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
    Shares issued in connection with the acquisition of the                                     --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                                     --              --
-------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                  2,909,929           9,606
    Reinvestment of distributions                                                               93               1
    Payments for redemptions                                                            (3,297,128)        (82,297)
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --       2,108,123
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                               (387,106)      2,035,433
-------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                 16,329,970      18,100,715
    Reinvestment of distributions                                                           11,009          25,347
    Payments for redemptions                                                           (16,274,127)    (17,261,958)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                            66,852         864,104
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                          936,623       3,745,448
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    936,623       3,745,432
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                   9,094,144       5,348,712
===================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $ 10,030,767    $  9,094,144
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $         (5)   $         (5)
===================================================================================================================

                                                                                                         TREASURY
                                                                                                          RESERVE
                                                                                                             FUND
------------------------------------------------------------------------------------------------------------------
                                                                                        10/01/01         09/24/01
                                                                                         9/30/02          9/30/01
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                               $     32,018    $      1,165
Net realized gain on investments                                                                --              --
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        32,018           1,165
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                                (32,018)         (1,165)
    Class B                                                                                     --              --
    Class C                                                                                     --              --
    Class D                                                                                     --              --
    Class I                                                                                     --              --
    Class S                                                                                     --              --
    Class Y                                                                                     --              --
Net realized gain on investments:
    Class S                                                                                     --              --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (32,018)         (1,165)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A
    Proceeds from sales                                                                  2,952,368       2,868,642
    Reinvestment of distributions                                                           28,410              --
    Payments for redemptions                                                            (2,946,484)       (108,163)
    Shares issued in connection with the acquisition of Fund net assets                         --              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                 34,294       2,760,479
------------------------------------------------------------------------------------------------------------------
Class B
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                                                --              --
------------------------------------------------------------------------------------------------------------------
Class C
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                                --              --
------------------------------------------------------------------------------------------------------------------
Class D
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                                     --              --
------------------------------------------------------------------------------------------------------------------
Class I
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
    Shares issued in connection with the acquisition of the                                     --              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I transactions                                     --              --
------------------------------------------------------------------------------------------------------------------
Class S (1)
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
    Shares issued in connection with the acquisition of the Firstar Fund net assets             --              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                     --              --
------------------------------------------------------------------------------------------------------------------
Class Y
    Proceeds from sales                                                                         --              --
    Reinvestment of distributions                                                               --              --
    Payments for redemptions                                                                    --              --
------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                                --              --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                           34,294       2,760,479
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     34,294       2,760,479
NET ASSETS AT BEGINNING OF FISCAL YEAR                                                   2,760,479              --
==================================================================================================================
NET ASSETS AT END OF FISCAL YEAR                                                      $  2,794,773    $  2,760,479
==================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF FISCAL YEAR                                                                  $         --    $         --
==================================================================================================================

(1) On September 26, 2001 the Institutional Class of Ohio Tax Free Obligations Fund was redesignated as Class S.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                     NET ASSET                      DIVIDENDS       NET ASSET
                                                         VALUE           NET         FROM NET           VALUE
                                                     BEGINNING    INVESTMENT       INVESTMENT          END OF           TOTAL
                                                     OF PERIOD        INCOME           INCOME          PERIOD      RETURN (10)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
   2002                                               $1.00           $0.014         $(0.014)          $1.00           1.41%
   2001                                                1.00            0.044          (0.044)           1.00           4.53
   2000                                                1.00            0.053          (0.053)           1.00           5.43
   1999                                                1.00            0.043          (0.043)           1.00           4.36
   1998 (2)                                            1.00            0.021          (0.021)           1.00           2.10
Class D
   2002                                               $1.00           $0.015         $(0.015)          $1.00           1.56%
   2001                                                1.00            0.046          (0.046)           1.00           4.68
   2000                                                1.00            0.055          (0.055)           1.00           5.59
   1999                                                1.00            0.044          (0.044)           1.00           4.52
   1998                                                1.00            0.050          (0.050)           1.00           5.15
Class S
   2002                                               $1.00           $0.014         $(0.014)          $1.00           1.41%
   2001 (1)                                            1.00            0.001          (0.001)           1.00           0.05
Class Y
   2002                                               $1.00           $0.017         $(0.017)          $1.00           1.71%
   2001                                                1.00            0.047          (0.047)           1.00           4.84
   2000                                                1.00            0.056          (0.056)           1.00           5.75
   1999                                                1.00            0.046          (0.046)           1.00           4.67
   1998                                                1.00            0.052          (0.052)           1.00           5.30

OHIO TAX FREE OBLIGATIONS FUND (3)
Class A
   2002                                               $1.00           $0.008         $(0.008)          $1.00           0.82%
   2001 (4)                                            1.00            0.023          (0.023)           1.00           2.33
   2000 (5)                                            1.00            0.030          (0.030)           1.00           3.29
   1999 (6)                                            1.00            0.030          (0.030)           1.00           2.67
   1998 (7)                                            1.00            0.030          (0.030)           1.00           2.85
Class S
   2002                                               $1.00           $0.008         $(0.008)          $1.00           0.82%
   2001 (8)                                            1.00            0.020          (0.020)           1.00           1.97
Class Y
   2002                                               $1.00           $0.011         $(0.011)          $1.00           1.05%
   2001 (9)                                            1.00               --              --            1.00           0.02

The accompanying notes are an integral part of the financial statements.

                                                                                                                    RATIO OF NET
                                                                                                        RATIO OF      INVESTMENT
                                                                                      RATIO OF NET   EXPENSES TO          INCOME
                                                                        RATIO OF        INVESTMENT       AVERAGE  TO AVERAGE NET
                                                  NET ASSETS         EXPENSES TO            INCOME    NET ASSETS          ASSETS
                                                      END OF             AVERAGE        TO AVERAGE    (EXCLUDING      (EXCLUDING
                                                PERIOD (000)          NET ASSETS        NET ASSETS      WAIVERS)        WAIVERS)
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
   2002                                            $  528,343             0.75%           1.39%           0.81%          1.33%
   2001                                               490,164             0.75            4.41            0.81           4.35
   2000                                               470,587             0.76            5.29            0.82           5.23
   1999                                               435,227             0.75            4.28            0.82           4.21
   1998 (2)                                           325,024             0.70            4.93            0.76           4.87
Class D
   2002                                            $  428,307             0.60%           1.57%           0.66%          1.51%
   2001                                               609,315             0.60            4.51            0.66           4.45
   2000                                               472,078             0.60            5.47            0.66           5.41
   1999                                               439,287             0.60            4.44            0.67           4.37
   1998                                               384,143             0.60            5.03            0.67           4.96
Class S
   2002                                            $  101,513             0.75%           1.42%           0.81%          1.36%
   2001 (1)                                            96,036             0.70            2.66            0.80           2.56
Class Y
   2002                                            $1,562,880             0.45%           1.68%           0.51%          1.62%
   2001                                             1,041,700             0.45            4.75            0.51           4.69
   2000                                               937,230             0.45            5.59            0.51           5.53
   1999                                               938,897             0.45            4.57            0.52           4.50
   1998                                             1,000,043             0.45            5.18            0.52           5.11

OHIO TAX FREE OBLIGATIONS FUND (3)
Class A
   2002                                            $      358             0.75%           0.85%           0.97%          0.63%
   2001 (4)                                             1,094             0.80            3.45            1.00           3.25
   2000 (5)                                            68,482             0.77            3.22            0.97           3.02
   1999 (6)                                            64,475             0.58            2.64            1.09           2.13
   1998 (7)                                            57,614             0.69            2.81            1.29           2.21
Class S
   2002                                            $   57,421             0.75%           0.84%           0.97%          0.62%
   2001 (8)                                           105,359             0.79            2.39            0.92           2.26
Class Y
   2002                                            $      528             0.45%           1.00%           0.67%          0.78%
   2001 (9)                                                --             0.00            0.00            0.00           0.00

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return.

(3) The financial highlights for the Ohio Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Firstar Ohio Tax- Exempt Money Market Fund Class A and Institutional Class. The assets of the Firstar Ohio Tax-Exempt Money Market Fund were acquired by the Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Ohio Tax-Exempt Money Market Fund were exchanged for Class A shares of the Ohio Tax Free Obligations Fund; and (ii) Institutional Class shares of the Firstar Ohio Tax- Exempt Money Market Fund were exchanged for Class S shares of the Ohio Tax Free Obligations Fund.

(4) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(5) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(6)  For the year ended November 30, 1999.

(7) Commenced operations on December 2, 1997. All ratios for the period have been annualized, except total return.

(8) Commenced operations on December 11, 2000. All ratios for the period have been annualized, except total return.

(9) Commenced operations on September 26, 2001. All ratios for the period have been annualized, except total return.

(10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                 NET ASSET                  DIVIDENDS    NET ASSET
                                                     VALUE          NET      FROM NET        VALUE
                                                 BEGINNING   INVESTMENT    INVESTMENT       END OF           TOTAL
                                                 OF PERIOD       INCOME        INCOME       PERIOD      RETURN (3)
------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
2002                                             $    1.00   $    0.014   $   (0.014)   $     1.00         1.43%
2001                                                  1.00        0.045       (0.045)         1.00         4.61
2000                                                  1.00        0.054       (0.054)         1.00         5.52
1999                                                  1.00        0.044       (0.044)         1.00         4.51
1998                                                  1.00        0.050       (0.050)         1.00         5.15

Class B
2002                                             $    1.00   $    0.007   $   (0.007)   $     1.00         0.75%
2001                                                  1.00        0.038       (0.038)         1.00         3.92
2000                                                  1.00        0.047       (0.047)         1.00         4.85
1999                                                  1.00        0.038       (0.038)         1.00         3.85
1998                                                  1.00        0.042       (0.042)         1.00         4.37

Class C
2002                                             $    1.00   $    0.007   $   (0.007)   $     1.00         0.75%
2001                                                  1.00        0.038       (0.038)         1.00         3.90
2000                                                  1.00        0.047       (0.047)         1.00         4.85
1999 (1)                                              1.00        0.024       (0.024)         1.00         2.47

Class D
2002                                             $    1.00   $    0.016   $   (0.016)   $     1.00         1.61%
2001                                                  1.00        0.047       (0.047)         1.00         4.81
2000                                                  1.00        0.056       (0.056)         1.00         5.74
1999                                                  1.00        0.046       (0.046)         1.00         4.73
1998                                                  1.00        0.051       (0.051)         1.00         5.26

Class I
2002                                             $    1.00   $    0.018   $   (0.018)   $     1.00         1.84%
2001 (2)                                              1.00        0.001       (0.001)         1.00         0.06

Class S
2002                                             $    1.00   $    0.014   $   (0.014)   $     1.00         1.46%
2001 (2)                                              1.00           --           --          1.00         0.04

Class Y
2002                                             $    1.00   $    0.017   $   (0.017)   $     1.00         1.76%
2001                                                  1.00        0.048       (0.048)         1.00         4.96
2000                                                  1.00        0.057       (0.057)         1.00         5.90
1999                                                  1.00        0.048       (0.048)         1.00         4.89
1998                                                  1.00        0.053       (0.053)         1.00         5.42

The accompanying notes are an integral part of the financial statements.

                                                                                                         RATIO OF NET
                                                                                                RATIO      INVESTMENT
                                                                           RATIO OF NET   EXPENSES TO          INCOME
                                                                  RATIO OF   INVESTMENT       AVERAGE  TO AVERAGE NET
                                                 NET ASSETS    EXPENSES TO       INCOME    NET ASSETS          ASSETS
                                                     END OF        AVERAGE   TO AVERAGE    (EXCLUDING      (EXCLUDING
                                               PERIOD (000)     NET ASSETS   NET ASSETS      WAIVERS)        WAIVERS)
----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
2002                                             $5,728,745         0.81%         1.42%         0.84%          1.39%
2001                                              5,784,153         0.83          4.46          0.85           4.44
2000                                              4,614,094         0.82          5.40          0.86           5.36
1999                                              4,170,881         0.80          4.42          0.87           4.35
1998                                              3,699,197         0.70          5.00          0.79           4.91

Class B
2002                                             $   10,350         1.48%         0.73%         1.51%          0.70%
2001                                                  7,393         1.48          3.74          1.51           3.71
2000                                                  4,009         1.47          4.72          1.51           4.68
1999                                                  4,007         1.45          3.78          1.51           3.72
1998                                                  2,397         1.45          4.29          1.53           4.21

Class C
2002                                             $    2,958         1.48%         0.71%         1.51%          0.68%
2001                                                  2,163         1.49          3.66          1.51           3.64
2000                                                    371         1.46          4.63          1.51           4.58
1999 (1)                                                341         1.45          3.75          1.51           3.69

Class D
2002                                             $  623,431         0.63%         1.61%         0.66%          1.58%
2001                                                738,871         0.63          4.55          0.65           4.53
2000                                                515,806         0.62          5.62          0.66           5.58
1999                                                426,004         0.60          4.62          0.66           4.56
1998                                                233,675         0.60          5.13          0.68           5.05

Class I
2002                                             $2,578,732         0.40%         1.85%         0.43%          1.82%
2001 (2)                                          2,932,264         0.48          3.00          0.54           2.94

Class S
2002                                             $   34,147         0.78%         1.31%         0.81%          1.28%
2001 (2)                                                 --         0.00          0.00          0.00           0.00

Class Y
2002                                             $8,666,782         0.48%         1.73%         0.51%          1.70%
2001                                              7,577,143         0.48          4.78          0.50           4.76
2000                                              6,431,029         0.47          5.75          0.51           5.71
1999                                              6,228,207         0.45          4.78          0.51           4.72
1998                                              5,445,685         0.45          5.28          0.53           5.20


(1) Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                    NET ASSET                DIVIDENDS     NET ASSET
                                                        VALUE          NET    FROM NET         VALUE
                                                    BEGINNING   INVESTMENT  INVESTMENT        END OF          TOTAL
                                                    OF PERIOD       INCOME      INCOME        PERIOD     RETURN (7)
-------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
   2002                                                $1.00       $0.008      $(0.008)        $1.00         0.85%
   2001                                                 1.00        0.027       (0.027)         1.00         2.72
   2000                                                 1.00        0.032       (0.032)         1.00         3.28
   1999                                                 1.00        0.025       (0.025)         1.00         2.51
   1998 (2)                                             1.00        0.024       (0.024)         1.00         2.45
   1997 (3)                                             1.00        0.010       (0.010)         1.00         0.96

Class D
   2002                                                $1.00       $0.010      $(0.010)        $1.00         1.01%
   2001                                                 1.00        0.028       (0.028)         1.00         2.86
   2000                                                 1.00        0.034       (0.034)         1.00         3.43
   1999                                                 1.00        0.026       (0.026)         1.00         2.66
   1998 (2)                                             1.00        0.025       (0.025)         1.00         2.51
   1997 (4)                                             1.00           --           --          1.00         0.04

Class S
   2002                                                $1.00       $0.008      $(0.008)        $1.00         0.85%
   2001 (5)                                             1.00           --           --          1.00         0.02

Class Y
   2002                                                $1.00       $0.011      $(0.011)        $1.00         1.16%
   2001                                                 1.00        0.029       (0.029)         1.00         3.02
   2000                                                 1.00        0.035       (0.035)         1.00         3.59
   1999                                                 1.00        0.028       (0.028)         1.00         2.82
   1998 (2)                                             1.00        0.026       (0.026)         1.00         2.67
   1997 (3)                                             1.00        0.011       (0.011)         1.00         1.08

TREASURY OBLIGATIONS FUND
Class A
   2002                                                $1.00       $0.013      $(0.013)        $1.00         1.34%
   2001                                                 1.00        0.043       (0.043)         1.00         4.44
   2000                                                 1.00        0.052       (0.052)         1.00         5.27
   1999                                                 1.00        0.042       (0.042)         1.00         4.31
   1998 (6)                                             1.00        0.045       (0.045)         1.00         4.54

Class D
   2002                                                $1.00       $0.015      $(0.015)        $1.00         1.49%
   2001                                                 1.00        0.045       (0.045)         1.00         4.54
   2000                                                 1.00        0.052       (0.052)         1.00         5.37
   1999                                                 1.00        0.043       (0.043)         1.00         4.41
   1998                                                 1.00        0.050       (0.050)         1.00         5.10

Class S
   2002 (5)                                            $1.00       $0.013      $(0.013)        $1.00         1.34%
   2001                                                 1.00        0.001       (0.001)         1.00         0.05

Class Y
   2002                                                $1.00       $0.016      $(0.016)        $1.00         1.64%
   2001                                                 1.00        0.046       (0.046)         1.00         4.70
   2000                                                 1.00        0.054       (0.054)         1.00         5.53
   1999                                                 1.00        0.045       (0.045)         1.00         4.57
   1998                                                 1.00        0.051       (0.051)         1.00         5.26

The accompanying notes are an integral part of the financial statements.

                                                                                                                   RATIO OF NET
                                                                                                      RATIO OF       INVESTMENT
                                                                                 RATIO OF NET      EXPENSES TO           INCOME
                                                                       RATIO OF    INVESTMENT          AVERAGE   TO AVERAGE NET
                                                      NET ASSETS    EXPENSES TO        INCOME       NET ASSETS           ASSETS
                                                          END OF        AVERAGE    TO AVERAGE       (EXCLUDING       (EXCLUDING
                                                    PERIOD (000)     NET ASSETS    NET ASSETS         WAIVERS)         WAIVERS)
--------------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND (1)
Class A
   2002                                                $406,204         0.75%         0.85%            0.81%            0.79%
   2001                                                 497,631         0.74          2.63             0.80             2.57
   2000                                                 286,449         0.75          3.23             0.81             3.17
   1999                                                 268,626         0.74          2.47             0.82             2.39
   1998 (2)                                             247,154         0.70          2.84             0.83             2.71
   1997 (3)                                              28,662         0.89          2.83             1.23             2.49

Class D
   2002                                                 $20,952         0.60%         1.03%            0.66%            0.97%
   2001                                                  32,615         0.60          2.84             0.66             2.78
   2000                                                  24,112         0.60          3.36             0.66             3.30
   1999                                                  33,464         0.60          2.62             0.67             2.55
   1998 (2)                                              30,095         0.60          3.02             0.73             2.89
   1997 (4)                                                   1         0.60          3.20             9.07            (5.27)

Class S
   2002                                                $206,647         0.75%         0.88%            0.81%            0.82%
   2001 (5)                                             402,813         0.70          1.67             0.76             1.61

Class Y
   2002                                                $584,132         0.45%         1.14%            0.51%            1.08%
   2001                                                 443,276         0.45          2.93             0.51             2.87
   2000                                                 375,891         0.45          3.53             0.51             3.47
   1999                                                 338,490         0.45          2.75             0.52             2.68
   1998 (2)                                             272,995         0.45          3.13             0.58             3.00
   1997 (3)                                              10,703         0.64          3.09             0.97             2.76

TREASURY OBLIGATIONS FUND

Class A
   2002                                                $230,541         0.75%         1.29%            0.81%            1.23%
   2001                                                 132,245         0.70          4.00             0.76             3.94
   2000                                                  30,506         0.70          5.16             0.76             5.10
   1999                                                  23,496         0.70          4.24             0.76             4.18
   1998 (6)                                             101,749         0.70          4.88             0.76             4.82

Class D
   2002                                              $5,155,284         0.60%         1.48%            0.66%            1.42%
   2001                                               3,996,702         0.60          4.40             0.66             4.34
   2000                                               3,252,551         0.60          5.23             0.66             5.17
   1999                                               3,852,189         0.60          4.32             0.66             4.26
   1998                                               3,854,933         0.60          4.98             0.66             4.92

Class S
   2002 (5)                                          $1,648,326         0.75%         1.34%            0.81%            1.28%
   2001                                               2,035,433         0.70          2.46             0.82             2.34

Class Y
   2002                                              $2,996,616         0.45%         1.62%            0.51%            1.56%
   2001                                               2,929,764         0.45          4.48             0.51             4.42
   2000                                               2,065,655         0.45          5.39             0.51             5.33
   1999                                               2,620,803         0.45          4.49             0.51             4.43
   1998                                               1,803,608         0.45          5.13             0.51             5.07

(1) The financial highlights for the Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by the Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition,
     (i) Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of the Tax Free Obligations Fund; and (ii) Class Y and Class Q shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class Y shares of the Tax Free Obligations Fund.

(2) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.

(3) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.

(4) Commenced operations on November 26, 1997. All ratios for the period have been annualized, except total return.

(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(6) Commenced operations on November 3, 1997. All ratios for the period have been annualized, except total return.

(7) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                  NET ASSET                        DIVIDENDS       NET ASSET
                                                      VALUE             NET         FROM NET           VALUE
                                                  BEGINNING      INVESTMENT       INVESTMENT          END OF            TOTAL
                                                  OF PERIOD          INCOME           INCOME          PERIOD       RETURN (5)
------------------------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
   2002                                               $1.00           $0.011         $(0.011)          $1.00           1.15%
   2001 (2)                                            1.00            0.039          (0.039)           1.00           3.97
   2000 (3)                                            1.00            0.050          (0.050)           1.00           5.04
   1999 (4)                                            1.00            0.040          (0.040)           1.00           4.02
   1998 (4)                                            1.00            0.050          (0.050)           1.00           4.69
   1997 (4)                                            1.00            0.050          (0.050)           1.00           4.85

The accompanying notes are an integral part of the financial statements.

                                                                                                                     RATIO OF NET
                                                                                                         RATIO OF      INVESTMENT
                                                                                    RATIO OF NET      EXPENSES TO          INCOME
                                                                        RATIO OF      INVESTMENT          AVERAGE  TO AVERAGE NET
                                                  NET ASSETS         EXPENSES TO          INCOME       NET ASSETS          ASSETS
                                                      END OF             AVERAGE      TO AVERAGE       (EXCLUDING      (EXCLUDING
                                                PERIOD (000)          NET ASSETS      NET ASSETS         WAIVERS)        WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
   2002                                             $2,794,773             0.94%           1.15%           1.00%          1.09%
   2001 (2)                                          2,760,479             0.94            3.92            0.95           3.91
   2000 (3)                                          2,284,168             0.99            4.98            1.09           4.88
   1999 (4)                                          1,049,641             0.92            3.98            1.08           3.82
   1998 (4)                                            542,430             0.88            4.58            1.08           4.38
   1997 (4)                                            469,400             0.73            4.73            0.93           4.53

(1) The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

(2) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.

(3) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.

(4)  For the year ended November 30.

(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO Financial STATEMENTS September 30, 2002

1 -  Organization

     The First American Government Obligations Fund, Ohio Tax Free Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class D, Class I, Class S, and Class Y shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by the Government Obligations Fund, Ohio Tax Free Obligations, Tax Free Obligations Fund, or Treasury Obligations Fund. Class D shares are not offered by the Ohio Tax Free Fund. The Treasury Reserve Fund offers a separate, distinct share class from the other Funds.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 -  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market value of the securities held in the Funds are determined weekly using prices supplied by the Funds' pricing services. This value is then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the market price and amortized cost exceeds 50% of the allowable 0.5% threshold, the administrators will notify the Funds' board of directors. The board of directors will be kept apprised of the situation until the difference is under the 50% of the allowable 0.5% threshold.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. For the fiscal year ended September 30, 2002, the Funds' income and gains for tax purposes were not significantly different from income and gains for financial statement purposes.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

     The character of the distributions paid and declared for the fiscal years ended September 30, 2002 and 2001, were as follows (000):

                                                   2002

                                    ORDINARY       TAX-EXEMPT
     FUND                             INCOME           INCOME        TOTAL
     ----------------------------------------------------------------------
     Government Obligations         $ 38,804           $   --     $ 38,804
     Ohio Tax Free Obligations            --              751          751
     Prime Obligations               300,662               --      300,662
     Tax Free Obligations                 --           13,146       13,146
     Treasury Obligations            140,792               --      140,792
     Treasury Reserve                 32,018               --       32,018

                                                   2001

                                    ORDINARY       TAX-EXEMPT
     FUND                             INCOME           INCOME        TOTAL
     ---------------------------------------------------------------------
     Government Obligations         $ 86,551          $    --     $ 86,551
     Ohio Tax Free Obligations             2            1,970        1,972
     Prime Obligations               618,726               --      618,726
     Tax Free Obligations                 --           21,729       21,729
     Treasury Obligations            286,275               --      286,275
     Treasury Reserve                  1,165               --        1,165

     As of September 30, 2002 the components of accumulated earnings (deficit) on a tax basis were (000):

                                  GOVERNMENT    OHIO TAX FREE        PRIME
                                 OBLIGATIONS      OBLIGATIONS  OBLIGATIONS
     ---------------------------------------------------------------------
     Undistributed ordinary
      income                          $2,895              $--      $20,407
     Undistributed tax exempt
      income                              --               40           --
                                      ------              ---      -------
     Accumulated earnings              2,895               40       20,407
     Accumulated capital and
      post-October losses                (12)              --           --
                                      ------              ---      -------
     Total accumulated earnings       $2,883              $40      $20,407

                                    TAX FREE         TREASURY     TREASURY
                                 OBLIGATIONS      OBLIGATIONS      RESERVE
     ---------------------------------------------------------------------
     Undistributed ordinary
      income                            $ --         $  9,748       $2,034
     Undistributed tax exempt
      income                             999               --           --
                                        ----         --------       ------
     Accumulated earnings                999            9,748        2,034
     Accumulated capital and
      post-October losses                 (9)             (64)          --
                                        ----         --------       ------
     Total accumulated earnings         $990         $  9,684       $2,034

     The differences between book-basis and tax-basis undistributed/accumlated income, gains, and losses is primarily due to distributions declared during the fiscal year but not paid by September 30, 2002.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statements of Assets and Liabilities, the following adjustments were made (000):

                                 UNDISTRIBUTED      ACCUMULATED
                                NET INVESTMENT     NET REALIZED     PAID IN
     FUND                               INCOME             GAIN     CAPITAL
     ----------------------------------------------------------------------
     Ohio Tax Free Obligations           $ 2              $(2)          $--

     As of September 30, 2002, the Funds most recent fiscal year end, the following funds had capital loss carryforwards:

     FUND                      AMOUNT (000)               EXPIRATION DATE
     --------------------------------------------------------------------
     Government Obligations        $12                       2007-2008
     Tax Free Obligations            9                       2003-2009
     Treasury Obligations           64                            2008

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities, or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations

     Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The financial information presented for Ohio Tax Free Obligations Fund prior to September 26, 2001, is that of the Firstar Ohio Tax-Exempt Money Market Fund. The financial information presented for Treasury Reserve Fund prior to September 24, 2001, is that of the Firstar U.S. Treasury Money Market Fund, Class A. The historical financial information of the Qualivest Fund and the Firstar Funds was carried over to the newly formed FAF Funds.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 -  Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.35% of the average daily net assets of each Fund. USBAM was contractually obligated to waive fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC (collectively the "Administrators"), serve as co-administrators pursuant to a Co-Administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the Co-Administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.15% on the first $8 billion of average net assets, 0.135% on the next $17 billion, 0.12% on the next $25 billion, and 0.10% on the remaining average net assets in the First American Family of Funds. For Class S shares, the amount paid is increased by 0.05%. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the fiscal year ended September 30, 2002, administration fees paid to USBAM and USBFS for the Funds were as follows:

     FUND                                                      AMOUNT (000)
     ----------------------------------------------------------------------
     Government Obligations Fund                                    $ 3,212
     Ohio Tax Free Obligations Fund                                     209
     Prime Obligations Fund                                          16,466
     Tax Free Obligations Fund                                        1,909
     Treasury Obligations Fund                                       12,127
     Treasury Reserve Fund                                            3,325

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as the distributor of the Funds for the fiscal year ended September 30, 2002. Under the respective distribution agreements, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, 0.15% of the Class D shares, and 0.50% of the Treasury Reserve Fund, which may be used by Quasar to provide compensation for sales support and distribution activities.

     FAF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y or I shares. Under these distribution and shareholder servicing agreements, Quasar paid the following amounts to affiliates of USBAM for the fiscal year ended September 30, 2002:

     FUND                                                      AMOUNT (000)
     ----------------------------------------------------------------------
     Government Obligations Fund                                    $ 2,412
     Ohio Tax Free Obligations Fund                                     221
     Prime Obligations Fund                                          14,648
     Tax Free Obligations Fund                                        1,755
     Treasury Obligations Fund                                       11,574
     Treasury Reserve Fund                                           13,201

     SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in Class B shares for the first six years, and automatically convert to Class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                              CONTINGENT DEFERRED SALES CHARGE
                                                 AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                          AMOUNT SUBJECT TO CHARGE
     -------------------------------------------------------------------------
          First                                           5.00%
          Second                                          5.00%
          Third                                           4.00%
          Fourth                                          3.00%
          Fifth                                           2.00%
          Sixth                                           1.00%
          Seventh                                           --
          Eighth                                            --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the fiscal year ended September 30, 2002, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 -  Securities Lending Transactions

     In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The collateral held at September 30, 2002, with respect to such loans was as follows (000):

                                REPURCHASE       MONEY MARKET
      FUND                      AGREEMENTS        INSTRUMENTS          TOTAL
      ----------------------------------------------------------------------
      Government
        Obligations Fund          $555,156             $4,510       $559,666

     Effective January 1, 2002, USBAM began serving as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. Prior to that date, U.S. Bank served as the securities lending agent for the Funds. For these services, USBAM/U.S. Bank received (000) $129 in securities lending fees for the fiscal year ended September 30, 2002, from the Government Obligations Fund.

5 -  Concentration of Credit Risk

     The Tax Free Obligations Fund and Ohio Tax Free Obligations Fund invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 2002, the percentage of portfolio investments by each revenue source was as follows (000):

                                               TAX FREE        OHIO TAX FREE
      FUND                             OBLIGATIONS FUND     OBLIGATIONS FUND
      -------------------------------------------------------------------------
      Revenue Bonds:
        Education                              7%                    13%
        Insurance Bonds                       22                     12
        Brokerage                             --                      8
        Industrial Bonds                       3                     --
        Domestic Bank                         39                     45
        Foreign Bank                           2                     --
        Housing                                1                     --
        Utility Bonds                          1                      7
      General Obligations                     21                     10
      U.S. Government                          3                     --
      Investment Companies                     1                      5
      -------------------------------------------------------------------------
                                             100%                   100%
      -------------------------------------------------------------------------

     The credit ratings of long-term debt as a percentage of total market value of investments at September 30, 2002, were as follows:

      STANDARD & POOR'S/                    TAX FREE         OHIO TAX FREE
      MOODY'S RATINGS:              OBLIGATIONS FUND      OBLIGATIONS FUND
      --------------------------------------------------------------------
      AAA/Aaa                                 36%                    21%
      AA/Aa                                   54                     47
      A/A                                     10                     27
      NR                                      --                      5
      --------------------------------------------------------------------
                                             100%                   100%
      --------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

6 -  Fund Mergers

     On August 31, 2001, the board of directors and shareholders of FAF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 (September 26, 2001, for Ohio Tax Free Obligations Fund), certain portfolios of FAF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                          ACQUIRED      SHARES ISSUED TO
 ACQUIRED FUND                                           FUNDS NET       SHAREHOLDERS OF  ACQUIRING FUND     COMBINED    TAX STATUS
                          ACQUIRING FUND                    ASSETS         ACQUIRED FUND      NET ASSETS   NET ASSETS   OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Firstar Ohio Tax
 Exempt Money Market      First American Ohio Tax
 Fund: (1)                Free Obligations Fund (2)     $  104,313                           $        --  $   104,313   Non-taxable
   Class A                  Class A                                                1,127
   Institutional Class      Class Y                                              103,186
 Firstar U.S. Government  First American Government
 Money Market Fund        Obligations Fund (1)             110,126 (3)                         2,248,984    2,359,110   Non-taxable
   Class A                  Class A                                               13,447
   Institutional Class      Class S                                               96,764
 Firstar Money Market     First American Prime
 Fund                     Obligations Fund (1)             337,677                            14,563,124   17,958,209   Non-taxable
   Class A                  Class A                                              337,735
 Firstar Institutional
 Money Market Fund                                       3,057,408
   Institutional Class      Class I                                            3,057,431
 Firstar Tax-Exempt       First American Tax Free
 Money Market Fund        Obligations Fund (1)             584,959 (3)                           790,483    1,375,442   Non-taxable
   Class A                  Class A                                              183,372
   Institutional Class      Class S                                              402,115
 Firstar U.S. Treasury    First American Treasury
 Money Market Fund        Obligations Fund (1)           2,108,123                             6,499,631    8,607,754       Taxable
   Institutional Class      Class S                                            2,108,127
 Firstar U.S. Treasury    First American Treasury
 Money Market Fund (1)    Reserve Fund (2)               2,814,105                                    --    2,814,105       Taxable
   Class A                  Class A                                            2,814,111

(1)  Accounting survivor

(2)  Shell portfolio

(3) Includes capital loss carryovers of $8 and $18 for the Firstar Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund.

          On December 11, 2000, the Class A and Institutional Class shares of the Firstar Stellar Ohio Tax-Free Money Market Fund were merged into a Firstar Ohio Tax-Free Money Market Fund shell portfolio. The value of assets transferred at the time of the tax-free merger was $355 and $83,318 for Class A shares and Institutional Class shares, respectively.

NOTICE TO SHAREHOLDERS September 30, 2002

THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2002 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Fund Shareholders:

For the fiscal year ended September 30, 2002, each Fund has designated long-term capital gains, ordinary income and exempt income with regard to distributions paid during the year as follows:

                                         LONG TERM              ORDINARY
                                     CAPITAL GAINS                INCOME                    TAX              TOTAL
                                     DISTRIBUTIONS         DISTRIBUTIONS                 EXEMPT      DISTRIBUTIONS
      FUND                             (TAX BASIS)           (TAX BASIS)               INTEREST        (TAX BASIS)
     --------------------------------------------------------------------------------------------------------------
      Treasury Obligations                       0%                  100%                     0%               100%
      Treasury Reserve                           0                   100                      0                100
      Government Obligations                     0                   100                      0                100
      Prime Obligations                          0                   100                      0                100
      Tax Free Obligations                       0                     0                    100                100
      Ohio Tax Free Obligations                  0                     0                    100                100

Directors and Officers of the Fund

Independent Directors

                                                                                                                           OTHER
                                                                                                                           DIRECTOR-
                         POSITION(S)                                                                 NUMBER OF PORTFOLIOS  SHIPS
                         HELD WITH   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)          IN FUND COMPLEX       HELD BY
NAME, ADDRESS, AND AGE   FUND        TIME SERVED                    DURING PAST 5 YEARS              OVERSEEN BY DIRECTOR  DIRECTOR+
-----------------------------------------------------------------------------------------------------------------------------------
Roger A. Gibson,         Director    Term expiring earlier of       Vice President, Cargo - United   First American Funds  None
1200 Algonquin Road,                 death, resignation, removal,   Airlines, since July 2001; Vice  Complex: thirteen
Elk Grove Village,                   disqualification, or successor President, North America-        registered investment
Illinois60007 (56)                   duly elected and qualified.    Mountain Region for United       companies, including
                                     Director of FAF since          Airlines (1995-2001)             sixty nine portfolios
                                     October 1997

Andrew M. Hunter III,    Director    Term expiring earlier of       Chairman, Hunter, Keith          First American Funds  None
537 Harrington Road,                 death, resignation, removal,   Industries, a diversified        Complex: thirteen
Wayzata, Minnesota                   disqualification, or successor manufacturing and services       registered investment
55391 (55)                           duly elected and qualified.    management company, since        companies, including
                                     Director of FAF since          1975                             sixty nine portfolios
                                     January 1997

Leonard W. Kedrowski,    Director    Term expiring earlier of       Owner, Executive and Management  First American Funds  None
16 Dellwood Avenue,                  death, resignation, removal,   Consulting, Inc., a              Complex: thirteen
Dellwood, Minnesota                  disqualification, or successor management consulting firm,      registered investment
55110 (61)                           duly elected and qualified.    since 1992; Chief Executive      companies, including
                                     Director of FAF since          Officer, Creative Promotions     sixty nine portfolios
                                     November 1993                  International, LLC, a
                                                                    promotional award programs
                                                                    and products company, since
                                                                    1999; Board member, GC
                                                                    McGuiggan Corporation (dba
                                                                    Smyth Companies),
                                                                    a label printer, since 1993;
                                                                    Advisory
                                                                    Board member, Designer Doors,
                                                                    manufacturer of designer doors;
                                                                    from 1998-2002;
                                                                    acted as CEO of Graphics
                                                                    Unlimited from 1996-1998

Richard K. Riederer,     Director    Term expiring earlier of       Retired; President and Chief     First American Funds  None
741 Chestnut Road,                   death, resignation, removal,   Executive Officer, Weirton Steel Complex: thirteen
Sewickley, Pennsylvania              disqualification, or successor (1995-2001); Director, Weirton   registered investment
15143 (58)                           duly elected and qualified.    Steel (1993-2001)                companies, including
                                     Director of FAF since August                                    sixty nine portfolios
                                     2001

Joseph D. Strauss,       Director    Term expiring earlier of       Chairman of FAF's and FAIF's     First American Funds  None
8525 Edinbrook Crossing,             death, resignation, removal,   Boards from 1993 to September    Complex: thirteen
Suite 5, Brooklyn Park,              disqualification, or successor 1997 and of FASF's Board from    registered investment
Minnesota 55443 (62)                 duly elected and qualified.    June 1996 to September 1997;     companies, including
                                     Director of FAF since          President of FAF and FAIF from   sixty nine portfolios
                                     September 1984                 June 1989 to November 1989;
                                                                    Owner and Executive Officer,
                                                                    Excensus TM LLC, a consulting
                                                                    firm, since 2001; Owner and
                                                                    President, Strauss Management
                                                                    Company, a Minnesota holding
                                                                    company for various
                                                                    organizational management
                                                                    business ventures, since 1993;
                                                                    Owner, Chairman and Chief
                                                                    Executive Officer, Community
                                                                    Resource Partnerships, Inc., a
                                                                    strategic planning, operations
                                                                    management, government
                                                                    relations, transportation
                                                                    planning and public relations
                                                                    organization, since 1993;
                                                                    attorney at law

                                                                                                                           OTHER
                                                                                                                           DIRECTOR-
                         POSITION(S)                                                                 NUMBER OF PORTFOLIOS  SHIPS
                         HELD WITH   TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S)          IN FUND COMPLEX       HELD BY
NAME, ADDRESS, AND AGE   FUND        TIME SERVED                    DURING PAST 5 YEARS              OVERSEEN BY DIRECTOR  DIRECTOR+
-----------------------------------------------------------------------------------------------------------------------------------
Virginia L. Stringer,    Chair;      Chair term three years.        Owner and President, Strategic   First American Funds  None
712 Linwood Avenue,      Director    Director term expiring         Management Resources, Inc., a    Complex: thirteen
St. Paul, Minnesota                  earlier of death, resignation, management consulting firm,      registered investment
55105 (58)                           removal, disqualification, or  since 1993; Executive            companies, including
                                     successor duly elected and     Consultant for State Farm        sixty nine portfolios
                                     qualified. Chair of FAF's      Insurance Company since 1997;
                                     Board since September 1997;    formerly President and Director,
                                     Director of FAF since 1991     The Inventure Group, a
                                                                    management consulting and
                                                                    training company; President,
                                                                    Scott's, Inc., a transportation
                                                                    company, and Vice President of
                                                                    Human Resources, The Pillsbury
                                                                    Company

James M. Wade,           Director    Term expiring earlier of       Owner and President, Jim Wade    First American Funds  None
2802 Wind Bluff Circle,              death, resignation, removal,   Homes, a homebuilding            Complex: thirteen
Wilmington,North Carolina            disqualification, or successor company, since 1999              registered investment
28409 (59)                           duly elected and qualified.                                     companies, including
                                     Director of FAF since August                                    sixty nine portfolios
                                     2001

Interested Director(s)

John M. Murphy, Jr.,     Director    Term expiring earlier of       Executive Vice President, U.S.   First American Funds  None
800 Nicollet Mall,                   death, resignation, removal,   Bancorp since January 1999;      Complex: thirteen
Minneapolis, Minnesota               disqualification, or successor Minnesota State Chairman -       registered investment
55402 (61) *                         duly elected and qualified.    U.S. Bancorp since 2000;         companies, including
                                     Director of FAF since June     Chairman and Chief Investment    sixty nine portfolios
                                     1999                           Officer, First American Asset
                                                                    Management and U.S. Bank
                                                                    Trust, N.A., and Executive Vice
                                                                    President, U.S. Bancorp (1991-
                                                                    1999).

Officers

                                 POSITION(S)
                                 HELD WITH        TERM OF OFFICE AND LENGTH OF
NAME, ADDRESS, AND AGE           FUND             TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr., U.S.    President        Re-elected by the Board        Chief Executive Officer of U.S. Bancorp
Bancorp Asset Management,                         annually; President of FAF     Asset Management, Inc. since May 2001;
Inc., 800 Nicollet Mall,                          since February 2001            Chief Executive Officer of First
Minneapolis, Minnesota 55402                                                     American Asset Management from December
(40)**                                                                           2000 through May 2001 and of Firstar
                                                                                 Investment & Research Management Company
                                                                                 from February 2001 through May 2001;
                                                                                 Senior Managing Director and Head of
                                                                                 Equity Research of U.S. Bancorp Piper
                                                                                 Jaffray from October 1998 through
                                                                                 December 2000; Senior Airline Analyst
                                                                                 and Director, Equity Research of Credit
                                                                                 Suisse First Boston through 1998

Mark S. Jordahl, U.S. Bancorp    Vice President - Re-elected by the Board        Chief Investment Officer of U.S. Bancorp
Asset Management, Inc.,          Investments      annually; Vice President -     Asset Management, Inc. since September
800 Nicollet Mall, Minneapolis,                   Investments of FAF since       2001; President and Chief Investment
Minnesota 55402 (42)**                            September 2001                 Officer, ING Investment Management -
                                                                                 Americas (September 2000 to June 2001);
                                                                                 Senior Vice President and Chief
                                                                                 Investment Officer, ReliaStar Financial
                                                                                 Corp. (January 1998 to September 2000);
                                                                                 Executive Vice President and Managing
                                                                                 Director, Washington Square Advisers
                                                                                 (January 1996 to December 1997)

Jeffery M. Wilson, U.S. Bancorp  Vice President - Re-elected by the Board        Senior Managing Director of U.S. Bancorp
Asset Management, Inc.,          Administration   annually; Vice President -     Asset Management since May 2001; Senior
800 Nicollet Mall, Minneapolis,                   Administration of FAF since    Vice President of First American Asset
Minnesota 55402 (46)**                            March 2000                     Management through May 2001

Robert H. Nelson, U.S. Bancorp   Treasurer        Re-elected by the Board        Chief Operating Officer of U.S. Bancorp
Asset Management, Inc.,                           annually; Treasurer of FAF     Asset Management since May 2001; Senior
800 Nicollet Mall, Minneapolis,                   since March 2000               Vice President of First American Asset
Minnesota 55402 (39)**                                                           Management from 1998 through May 2001
                                                                                 and of Firstar Investment & Research
                                                                                 Management Company from February 2001
                                                                                 through May 2001; Senior Vice President
                                                                                 of Piper Capital Management Inc. through
                                                                                 1998

James D. Alt, 50 South Sixth     Secretary        Re-elected by the Board        Partner, Dorsey & Whitney LLP, a
Street, Suite 1500, Minneapolis,                                                 Minneapolis-based law firm annually;
Minnesota 55402 (51)                              of FAF from September 1998     Assistant Secretary
                                                  through June 2002. Secretary
                                                  of FAF since June 2002.

Michael J. Radmer, 50 South      Assistant        Re-elected by the Board        Partner, Dorsey & Whitney LLP, a
Sixth Street, Suite 1500,        Secretary        annually; Assistant Secretary  Minneapolis-based law firm
Minneapolis, Minnesota 55402                      of FAF since March 2000;
(57)                                              Secretary of FAF from
                                                  September 1999 through
                                                  March 2000

Kathleen L. Prudhomme,           Assistant        Re-elected by the Board        Partner, Dorsey & Whitney LLP, a
50 South Sixth Street,           Secretary        annually; Assistant Secretary  Minneapolis-based law firm
Suite 1500,                                       of FAF since September 1998
Minneapolis, Minnesota 55402
(49)

Douglas G. Hess, 615 E.          Assistant        Re-elected by the Board        Assistant Vice President, Fund
Michigan Street, Milwaukee,      Secretary        annually; Assistant Secretary  Compliance Administrator, U.S. Bancorp
Wisconsin 53202 (35)**                            of FAF since September 2001    Fund Services, LLC (fka Firstar Mutual
                                                                                 Fund Services, LLC) since March 1997

* Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management Inc., and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

** Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor for FAF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

FAF  First American Funds, Inc.

FAIF First American Investment Funds, Inc.

FASF First American Strategy Funds, Inc.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Board of Directors First American Funds, Inc.

ROGER GIBSON
Director of First American Funds, Inc.
Vice President of North America-Mountain Region for United Airlines

ANDREW HUNTER III
Director of First American Funds, Inc.
Chairman of Hunter, Keith Industries, Inc.

LEONARD KEDROWSKI
Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Funds, Inc.
Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Funds, Inc.
Former Chairman of First American Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

[LOGO]FIRST AMERICAN FUNDS(TM)

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

Please refer to the enclosed prospectus which contains more complete information on the First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report is intended for shareholder use only and must be preceded or accompanied by the prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402




FIRST AMERICAN FUNDS                                                   [GRAPHIC]
P.O. Box 1330
Minneapolis, MN 55440-1330



In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2250-02       11/2002     AR-MMR